Shares of any of The Achievement Funds are:
[BULLET] not obligations or deposits of, or guaranteed by, First Security Corporation or any of its banks or non-bank subsidiaries;
[BULLET] not federally insured by the FDIC, the Federal
         Reserve Board or any other government agency;
[BULLET] subject to investment risk, including the possible loss of principal.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

For more information, including a prospectus, call 1-800-472-0577.

ACH-F-016-03

[ACHIEVEMENT FUNDS LOGO OMITTED]

THE ACHIEVEMENT FUNDS
For Your Life's Journey

[PHOTO OF LANDSCAPE OMITTED]

Semi-Annual
Report to
Shareholders

July 31, 1997

TABLE OF CONTENTS

Letter to Shareholders ...............................2
Fund Objectives ......................................3
Investment Adviser's Report ..........................4
Financial Statements .................................9

-------------------------------------------------------
The Achievement Funds
Semi-Annual Report

JULY 31, 1997

STOCK AND BALANCED FUNDS

The Achievement Equity Fund
The Achievement Balanced Fund

BOND FUNDS

The Achievement Intermediate Term Bond Fund
The Achievement Short Term Bond Fund
The Achievement Short Term Municipal Bond Fund
The Achievement Idaho Municipal Bond Fund
The Achievement Municipal Bond Fund

[ACHIEVEMENT FUNDS LOGO OMITTED]

THE ACHIEVEMENT FUNDS
For Your Life's Journey

Letter to Shareholders

THIS IS INDEED AN EXCITING TIME TO BE A PARTICIPANT IN THE MUTUAL FUND INDUSTRY AND THE STOCK MARKET IN GENERAL. ACCORDING TO THE INVESTMENT COMPANY INSTITUTE, THE COMBINED ASSETS INVESTED IN MUTUAL FUNDS ON A NATIONAL BASIS INCREASED TO $4.265 TRILLION IN JULY 1997, UP FROM THE JULY 1996 MARK OF $3.139 TRILLION. THIS FLOOD OF MONEY INTO MUTUAL FUNDS, COMBINED WITH A ROBUST STOCK MARKET, HAS CREATED A DYNAMIC SETTING FOR OUR INVESTMENT MANAGER, FIRST SECURITY INVESTMENT MANAGEMENT INC., AS THEY WORK TO PROVIDE ATTRACTIVE RETURNS TO OUR ACHIEVEMENT FUND SHAREHOLDERS.

WE ARE ALSO EXCITED ABOUT THE UPCOMING THIRD ANNIVERSARY OF THE CREATION OF THE ACHIEVEMENT FUNDS FAMILY OF MUTUAL FUNDS, WHICH WILL BE CELEBRATED IN DECEMBER OF THIS YEAR. WE BELIEVE THAT OUR PHILOSOPHY OF SEEKING SOLID PERFORMANCE OVER THE LONG-TERM TIME HORIZON HAS PROVEN TO BE A VALUABLE ONE THUS FAR.

OUR INVESTMENT PHILOSOPHY HAS PROVEN TO BE ESPECIALLY EFFECTIVE DURING THE FIRST-HALF OF 1997, AS WE HAVE SEEN CONTINUED GROWTH IN THE STOCK MARKET, INTERRUPTED BY SEVERAL "CORRECTIONS" ALONG THE WAY. DURING THIS PERIOD, THE ACHIEVEMENT FUNDS HAVE PERFORMED WELL COMPARED TO THEIR MARKET INDICES; INCLUDING THE BALANCED AND BOND FUNDS WHICH HAVE BEEN IMPACTED BY THE RELATIVELY MODEST RETURNS IN THE BOND MARKET WHEN COMPARED TO STOCKS. AS FURTHER DISCUSSED IN HIS INVESTMENT ADVISER'S REPORT INCLUDED HEREIN, STERLING JENSON LOOKS FOR CONTINUED STRENGTH IN THE STOCK MARKET AND A STATIC BOND MARKET FOR THE REMAINDER OF 1997, BASED ON HIS ANALYSIS OF THE VARIOUS MARKET INDICATORS AND TRENDS.

AS ALWAYS, WE WELCOME YOUR QUESTIONS AND COMMENTS. YOU CAN REACH OUR SHAREHOLDER SERVICES PERSONNEL BY CALLING 1 (800) 472-0577 OR BY CONTACTING YOUR FINANCIAL ADVISER.

/S/ SIGNATURE                              /S/ SIGNATURE
FREDERICK A. MORETON, JR.                  JOHN L. RUDISILL
CHAIRMAN OF THE BOARD OF TRUSTEES          SENIOR VICE PRESIDENT AND MANAGER
The Achievement Funds Trust                Mutual Fund Center
                                           First Security Corporation

                                                           THE ACHIEVEMENT FUNDS

Fund Objectives

STOCK AND BALANCED FUNDS
--------------------------------------------------------------------------------

THE ACHIEVEMENT EQUITY FUND
To provide long-term capital appreciation with current income as a secondary consideration in selecting portfolio securities.

THE ACHIEVEMENT BALANCED FUND
To provide both income and capital appreciation consistent with prudent investment risk.

BOND FUNDS
--------------------------------------------------------------------------------
THE ACHIEVEMENT INTERMEDIATE TERM BOND FUND
To provide income consistent with prudent investment risk and maintenance of appropriate liquidity.

THE ACHIEVEMENT SHORT TERM BOND FUND
To preserve principal value and maintain a high degree of liquidity while providing current income.

THE ACHIEVEMENT SHORT TERM MUNICIPAL BOND FUND
To provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital.

THE ACHIEVEMENT IDAHO MUNICIPAL BOND FUND
To provide as high a level of current income exempt from Federal and Idaho income taxes as is consistent with preservation of capital.

THE ACHIEVEMENT MUNICIPAL BOND FUND
To provide as high a level of current income that is exempt from Federal income tax as is consistent with preservation of capital.

================================================================================
Terms You Need to Know

TOTAL RETURN is the change in value of an investment from the beginning to the end of a period, assuming the reinvestment of all distributions.

NET ASSET VALUE (NAV) is the market worth of one share of a mutual fund. This figure is derived by taking a fund's total assets - securities, cash and any accrued earnings - deducting liabilities, and dividing by the number of shares outstanding.

YIELD is the percentage rate at which a fund's portfolio earns income, based on a formula set by the Securities and Exchange Commission.

Investment Adviser's Report

The first half of fiscal 1997 has, in the words of Federal Reserve Chairman Alan Greenspan, been a "once in a century" experience with the stock market continuing its unrelentless climb to record setting heights. A confluence of economic and market factors have simultaneously converged together in optimal doses to produce ideal conditions for a third straight year of unprecedented market performance.

The strength of the economy has produced unexpected profit performance by Corporate America while global competition and ample supply capacity have held inflation in check. This "one-two punch" of strong earnings and low inflation, coupled with the "knock-out hit" of strong cashflows into stocks, have given an underpinning to the market's growth that appears to have continuing strength for the foreseeable future.

The Federal Reserve, which raised the Fed Funds rate one-quarter of a percent in March, appears to be on hold through the remainder of 1997. Gross Domestic Product (GDP) rose at a worrisome 4.9% in the first quarter of the year but subsided to a more sustainable estimated 2.2% growth in the second quarter. Worldwide growth in Europe and Asia continues to be subdued at rates generally much lower than those found in the United States. With the Producer Price Index falling an unprecedented seven months in a row through July, it appears that the Fed has no reason to increase rates anytime soon.

The worry about resurgent inflation, however, will continue as long as the economy keeps expanding. We would expect the stock market to experience gyrations over the remainder of the year with a ten percent or so correction almost a given. But the direction should continue to be pointed upward over the long term as investors remain convinced that stocks will continue to provide the best long term investment returns.

IN SUMMARY
--------------------------------------------------------------------------------
We expect annualized GDP growth to accelerate slightly in the third quarter of 1997 over that posted in the second quarter, somewhere above 3 percent. The 30 year treasury bond yield could experience an increase from the July ending rate of 6.30% to something closer to 6.75%. We then expect economic growth and rates to moderate toward year end with the bond yield closing near 6.50%. GDP growth of 2% to 3% should continue over the next year, providing favorable corporate earnings. The Dow should reach near 8,500 before year end and could possibly reach 10,000 before the turn of the century.

At First Security Investment Management, Inc., we continue to have a long-term, optimistic outlook for the securities market. We manage The Achievement Funds carefully, and monitor them continuously, in an effort to provide the best returns available within the guidelines and constraints controlling the risk profile of each Fund.

THE ACHIEVEMENT EQUITY FUND
--------------------------------------------------------------------------------
The stock market rose in early in 1997 through March before falling to its 1997 low in April. Since April the market traded up to new records in response to subdued inflation and better than expected profit performance by Corporate America. During this period, almost every economic sector performed well with the large multinational companies outperforming their smaller counterparts. Using our "GROWTH AT A PRICE" methodology of evaluating opportunities for investment, we have underweighted the consumer staple sector and overweighted the technology sector. Given our long term investment horizon, we see significant return potential in the networking and telecommunications equipment industries.

                                                           THE ACHIEVEMENT FUNDS

The factors that we look for in selecting stock investments include high earnings growth rates both near term and long term, price/earnings ratios in the lower end of historic ranges for each company, good managements that are able to increase return-on-equity through growing revenues, margins and asset turnover, and in general, stocks that may have been overlooked by Wall Street analysts. The Achievement Equity Fund invests in medium to large capitalization companies that have been seasoned through many business cycles.

The portfolio is well diversified, with each stock averaging less than 2 percent of the portfolio's total market value. Sector weights, with moderate over-or-under weightings to the S&P 500 Index, are adjusted according to our economic outlook and stock market valuations.

We expect to find future values in two ways; through stock selection using the investment adviser's proprietary methodologies and through sector weights of the portfolio.

THE ACHIEVEMENT BALANCED FUND
--------------------------------------------------------------------------------
Over the past year investors worried continuously about inflation and the sustainability of earnings growth. As the year progressed it became clear that inflation was very low and earnings growth was better than expected. This was the backdrop that catapulted the stock market to record highs. During this period the Achievement Balanced Fund steadily increased its allocation to equity while reducing its bond exposure. The Fund's asset allocation as of July 31, 1997 is 68% equity, 29% bonds and 3% cash equivalents.

The Fund's equity portion is currently overweighted in technology and underweighted in consumer staples. Our "GROWTH AT A PRICE" valuation continues to single out the technology sector as offering some of the best values in the market while the consumer staples stocks are over-valued relative to their growth rates. The Fund's sector weight in technology and consumer staples is currently 21.5% and 19.6% compared with the S&P 500 at 17.6% and 23.4% respectively.

The bond allocation of the portfolio is structured with a slightly longer maturity and duration than the Lehman Intermediate Government/Corporate Bond Index. The latest economic data shows an economy that is experiencing moderate growth with very low inflation. In this environment we would expect interest rates to remain stable over the next year. The longer maturity and duration of the Fund's bond allocation should benefit in this forecast.

Looking forward we expect that both the bond and stock markets will react favorably to an economy that is growing at a rate that is, in our opinion, sustainable without producing inflation. The stock market is at historically high valuation levels but, inflation is also lower than anyone expected at this point in the economic cycle. The key to market stability will be the rate of inflation. The Achievement Balanced Fund will change its asset allocation mix, within the limitations outlined in the prospectus, to take advantage of whichever way inflation heads over the next year.

THE ACHIEVEMENT
INTERMEDIATE TERM BOND FUND
--------------------------------------------------------------------------------
Interest rates have been quite volatile year-to-date as demonstrated by the thirty year U.S. Treasury which has traded in a range from 6.30% to 7.16% and is currently at 6.54%. The most important factor influencing rates has been inflation, both reported and expected. Reported inflation has been at very low levels so far in 1997 even though the nation's GDP has been stronger than most had expected. Expected inflation has been influenced negatively by low unemployment rates, high capacity utilization rates, and other indications of a strong economy. On the other hand expected inflation has been influenced positively by continued low wage growth and a Federal government balanced budget agreement.

Comparing the current Treasury rates to rates on December 31, 1996 it becomes apparent that even though there have been some broad rate swings, the absolute change has actually been quite small. The yield curve is a little bit flatter but rates on 5 to 30 year maturities have dropped just 10 to 18 basis points (.10% to .18%) year-to-date. On a year-to-date, total return basis, mortgage backed securities lead at 5.10% followed by intermediate corporates at 4.31%, asset backed securities at 3.92% and government securities at 3.75%.

The Achievement Intermediate Term Bond Fund currently has a heavier weighting in "spread product" (non-treasuries) than does the comparative Lehman Intermediate Government/Corporate Bond Index in order to improve income and total return.

Looking forward, we expect that the thirty year U.S. Treasury will trade in a range of 6.25% to 6.75% for the remainder of the year trending towards lower than current levels as we move into 1998 based on our expectation of continued low inflation and an economy showing slower growth trends. Based on these expectations, a duration slightly longer than the index is currently being maintained.

THE ACHIEVEMENT SHORT TERM BOND FUND
--------------------------------------------------------------------------------
Although interest rates have been quite volatile year-to-date, the absolute change in rates in the one to three year maturity range has been negligible. Rates in this maturity range are only up or down by 2 basis points (.02%) since the end of 1996.

Duration and weighted average maturity have been maintained in ranges close to the current respective levels of 1.25 years and 1.32 years for most of 1997. The Achievement Short Term Bond Fund remains a very stable investment vehicle as evidenced by a Net Asset Value (NAV) almost identical to the initial $10.00 NAV over two and one half years ago.

The asset allocation continues to strongly favor investment grade corporate securities in an effort to generate more income. As long as the economy remains healthy and companies are able to maintain or improve the quality of their outstanding debt, this strategy will remain in place.

Because of the flat shape of the yield curve, yields received on "short term" bond funds will generally not differ greatly from institutional money market accounts. However, if at some point there is a decline in the Fed Funds rate or if the shape of the yield curve steepens or becomes more "normal" we expect there to be greater differentiation.

THE ACHIEVEMENT SHORT TERM
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Interest rates on 3-year, A-rated general obligation municipal bonds rose 25 basis points (.25%) from the end of January through mid-April. Rates then declined 55 basis points (.55%) at the end of July.

                                                           THE ACHIEVEMENT FUNDS

The NAV of the Achievement Short Term Municipal Bond Fund ranged from $9.97 to $10.12. This low volatility and stable net asset value is characteristic of the Fund and remains the key investment consideration going forward.

Longer-term, we think interest rates will be flat to down moderately. This scenario should provide for continued stable to rising net asset value. In this environment, we look to position the portfolio as close to the maximum 3-year average weighted maturity as possible. The Fund ended the period with an average weighted maturity of 2.78 years.

The Achievement Short Term Municipal Bond Fund is designed for conservative, high-tax bracket investors who desire stability of principal coupled with steady, monthly cash flow that is exempt from federal income taxes.

THE ACHIEVEMENT IDAHO
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Interest rate volatility characterized the municipal bond market over the past six months as the financial markets endured a Federal Reserve Board interest rate hike in late March and subsequently watched interest rates decline from that point as investors recognized a slow growth, no inflation economic environment. Over the past six months tax-exempt interest rates have declined 10-30 basis points (.10% - .30%) across the yield curve in response to this investment climate.

The Fund continues to maintain an investment objective to provide income to investors exempt from Federal and Idaho state income taxes. Diversification remains a key issue in the management of this single state fund. Approximately 100 individual issues from all geographic areas of the State of Idaho and with maturities ranging from 4 to 30 years comprise the fund. Quality remains a primary consideration as well with all of the holdings rated A or better and 67% of portfolio holdings rated AAA by a national rating agency. Over the past six months the manager modestly extended the weighted average maturity of the Fund to 15 years taking advantage of the recent interest rate decline.

We expect the ongoing tightness of Idaho municipal bond supply combined with a constant demand from investors to help mitigate any significant market/interest rate volatility over the next year. Trading activity in the Fund will concentrate on maintaining a fully invested position while identifying market opportunities to increase yield with the diversified, quality orientation of the portfolio.

THE ACHIEVEMENT MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Interest rates on 10-year, A-rated general obligation municipal bonds rose 20 basis points (.20%) from the end of January through mid-April. Rates then declined 60 basis points (.60%) to the end of July. The Achievement Municipal Bond Fund benefited from this decline in yield by maintaining a moderately longer duration. Municipal returns, in general, have been strong relative to taxable issues as a result of a high level of bond calls and maturities without sufficiently offsetting new supply.

Longer-term, we think interest rates will trade in a narrower, and perhaps lower, band than we have experienced in recent years. This should continue to benefit price appreciation of the Fund. In this type of environment we see more opportunity for higher yielding securities in areas such as housing and health care. Housing bonds have been issued by state and local authorities to provide housing opportunities to low- and moderate-income families. These bonds are backed by the underlying mortgages and are often guaranteed by government agencies such as the Federal Housing Administration (FHA). The moderate level of uncertainty created by prepayment of mortgages provides extra yield and lower volatility than in comparable length municipal securities. The extra yield helps the bonds to outperform in narrower rate environments. Health care bonds offer another investment alternative in the municipal market. Due to the competitive nature in the industry, health care bonds generally yield more than similarly rated revenue bonds.

The relatively small size of this Fund also allows us to capitalize on special situations in the municipal marketplace. We look for value, which may occur for a variety of reasons. Some of the reasons include buyer preferences for specific coupon structure, underlying credit uncertainties or investor unwillingness or lack of ability to analyze special redemption language and prepayment probabilities. In addition, we may emphasize different sectors or maturity structures of the municipal market depending on the attractiveness relative to historical norms or current opportunities.

/S/ SIGNATURE
Sterling K. Jenson
PRESIDENT
First Security Investment Management,Inc.
Investment Adviser

                                                     THE ACHIEVEMENT FUNDS TRUST

JULY 31, 1997 (UNAUDITED)
Statement of Net Assets

---------------------------------------------------------
EQUITY FUND
---------------------------------------------------------
[PIE CHART OMITTED]

Other                               8.5%
Utilities                           6.1%
Retail                              3.8%
Oil-Energy                          9.5%
Financial                          14.1%
Chemicals and Drugs                14.0%
Consumer Products                   7.4%
Durable Goods                      36.6%

% OF TOTAL PORTFOLIO INVESTMENTS

---------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
---------------------------------------------------------
COMMON STOCKS -- 98.3%
   AEROSPACE -- 2.5%
     Boeing                        40,000    $    2,352
     Lockheed Martin               27,000         2,875
                                             ----------
                                                  5,227
                                             ----------
   AGRICULTURE -- 1.0%
     Dole Food                     50,000         2,047
                                             ----------
   AUTOMOTIVE -- 1.9%
     Borg-Warner Automotive        45,000         2,509
     Ford Motor                    38,000         1,553
                                             ----------
                                                  4,062
                                             ----------
   BANKS -- 7.7%
     Banc One                      50,000         2,806
     BankAmerica                   45,000         3,397
     Barnett Banks of Florida      28,000         1,594
     Chase Manhattan Bank          13,800         1,567
     Citicorp                      15,000         2,036
     NationsBank                   45,000         3,203
     Norwest                       25,000         1,577
                                             ----------
                                                 16,180
                                             ----------
   BEAUTY PRODUCTS -- 2.2%
     Gillette                      23,000         2,277
     Procter & Gamble              15,000         2,282
                                             ----------
                                                  4,559
                                             ----------
---------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
---------------------------------------------------------
   BIOTECHNOLOGY -- 0.0%
     Genzyme (Tissue Repair)*       2,580    $       28
                                             ----------
   CAPITAL GOODS -- 4.7%
     Case                          26,000         1,623
     General Electric              94,000         6,598
     Harnischfeger Industries      40,000         1,725
                                             ----------
                                                  9,946
                                             ----------
   CHEMICALS -- 2.6%
     B.F. Goodrich                 60,000         2,711
     Monsanto                      55,000         2,740
                                             ----------
                                                  5,451
                                             ----------
   COMMUNICATIONS EQUIPMENT -- 3.8%
     Allen Telecom                 82,000         2,091
     Ascend Communications*        48,000         2,610
     GTE                           34,000         1,581
     Pairgain Technologies*        76,666         1,648
                                             ----------
                                                  7,930
                                             ----------
   COMPUTER SOFTWARE -- 2.2%
     Microsoft*                    15,500         2,193
     Oracle Systems*               45,000         2,450
                                             ----------
                                                  4,643
                                             ----------
   COMPUTERS & SERVICES -- 6.4%
     Cisco Systems*                58,000         4,615
     Electronic Data Systems       59,000         2,552
     Hewlett Packard               33,000         2,312
     International Business
       Machines                    37,000         3,913
                                             ----------
                                                 13,392
                                             ----------
   CONGLOMERATE -- 1.0%
     Tyco International Limited    27,000         2,187
                                             ----------
   CONSTRUCTION CYCLICALS -- 0.9%
     Armstrong World Industries    25,000         1,845
                                             ----------
   CONSUMER PRODUCTS -- 1.0%
     Nike                          34,000         2,119
                                             ----------
   DRUGS -- 9.1%
     Abbott Laboratories           24,600         1,610
     Eli Lilly                     16,500         1,864
     Genzyme*                      86,000         2,343
     Merck                         21,500         2,235
     Mylan Laboratories           138,000         2,329
     Pfizer                        40,000         2,385
     Schering Plough               50,000         2,728
     Smithkline Beecham ADR        37,919         3,688
                                             ----------
                                                 19,182
                                             ----------
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Equity Fund (concluded)
--------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------
ELECTRICAL UTILITIES -- 1.5%
     FPL Group                     27,000    $    1,293
     Texas Utilities               54,000         1,914
                                             ----------
                                                  3,207
                                             ----------
   ENTERTAINMENT -- 1.0%
     Walt Disney                   25,000         2,020
                                             ----------
   FINANCIAL SERVICES -- 3.4%
     American Express              26,000         2,177
     Federal National Mortgage
       Association                 53,000         2,508
     Imperial Credit Industries*  107,724         2,505
                                             ----------
                                                  7,190
                                             ----------
   FOOD, BEVERAGE & TOBACCO -- 2.1%
     Coca Cola                     33,000         2,285
     PepsiCo                       57,000         2,184
                                             ----------
                                                  4,469
                                             ----------
   GAS/NATURAL GAS -- 1.6%
     Coastal                       60,000         3,263
                                             ----------
   HOTELS & LODGING -- 1.1%
     Hilton Hotels                 71,000         2,232
                                             ----------
   INSURANCE -- 1.9%
     American International Group  21,600         2,300
     General Re                     8,200         1,713
                                             ----------
                                                  4,013
                                             ----------
   MEDICAL PRODUCTS & SERVICES -- 7.5%
     Columbia/HCA Healthcare       45,000         1,451
     Genesis Health Ventures*      65,000         2,202
     Guidant                       23,500         2,144
     Johnson & Johnson             43,000         2,679
     Medtronic                     32,977         2,877
     Quorum Health Group*          55,000         1,959
     Sola International*            5,266           168
     United States Surgical        64,000         2,376
                                             ----------
                                                 15,856
                                             ----------
   METALS & MINING -- 2.4%
     Aluminum Company of America   25,000         2,213
     Titanium Metals*              90,000         2,880
                                             ----------
                                                  5,093
                                             ----------
   PETROLEUM & FUEL PRODUCTS -- 2.7%
     Phillips Petroleum            51,000         2,349
     Schlumberger                  44,000         3,361
                                             ----------
                                                  5,710
                                             ----------
--------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------
   PETROLEUM REFINING -- 6.1%
     Amoco                         31,000  $      2,914
     Exxon                         66,000         4,241
     Mobil                         50,000         3,825
     Royal Dutch Petroleum         32,000         1,790
                                             ----------
                                                 12,770
                                             ----------
   PRINTING & PUBLISHING -- 1.1%
     McGraw-Hill                   34,000         2,306
                                             ----------
   RAILROADS -- 0.7%
     Union Pacific                 21,000         1,505
                                             ----------
   REAL ESTATE INVESTMENT TRUST -- 2.0%
     Innkeepers USA Trust         148,578         2,089
     Security Capital Industrial
       Trust                       94,400         2,130
                                             ----------
                                                  4,219
                                             ----------
   RETAIL -- 4.6%
     Albertson's                   25,000           927
     Eagle Hardware & Garden*      75,000         1,584
     Gap Stores                    50,000         2,222
     Sears Roebuck                 35,000         2,216
     Wal-mart Stores               70,000         2,629
                                             ----------
                                                  9,578
                                             ----------
   SEMI-CONDUCTORS/INSTRUMENTS -- 3.4%
     Analog Devices*               75,000         2,358
     Intel                         52,000         4,774
                                             ----------
                                                  7,132
                                             ----------
   TELEPHONES & TELECOMMUNICATION -- 7.2%
     Bellsouth                     40,000         1,895
     Lucent Technologies           20,000         1,699
     MCI Communications            25,000           883
     Motorola                      67,000         5,381
     SBC Communications            25,000         1,480
     Worldcom*                    110,000         3,843
                                             ----------
                                                 15,181
                                             ----------
   TRUCKING -- 1.0%
     US Freightways                67,000         2,081
                                             ----------
TOTAL COMMON STOCKS
   (Cost $142,882)                              206,623
                                             ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------
CASH EQUIVALENTS -- 1.5%
     SEI Daily Income Trust Money
       Market Portfolio            $1,534      $  1,534
     SEI Daily Income Trust Prime
       Obligation Portfolio         1,548         1,548
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $3,082)                                  3,082
                                               --------
TOTAL INVESTMENTS -- 99.8%
   (Cost $145,964)                              209,705
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%           333
                                               --------

NET ASSETS:
Portfolio Shares of Institutional Class (unlimited
   authorization -- no par value) based on
   12,017,011 outstanding shares of
   beneficial interest                          123,598
Portfolio Shares of Retail Class (unlimited
   authorization -- no par value) based
   on 336,403 outstanding shares of beneficial
   interest                                       4,305
Undistributed net investment income                  48
Accumulated net realized gain on investments     18,346
Net unrealized appreciation on investments       63,741
                                               --------
TOTAL NET ASSETS -- 100.0%                     $210,038
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $17.00
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHAR -- RETAIL CLASS                $17.01
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS ($17.01/95.5%)                   $17.81
                                               ========

-------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
ADR --  AMERICAN DEPOSITORY RECEIPT

-------------------------------------------------------
BALANCED FUND
-------------------------------------------------------
[PIE CHART OMITTED]

Corporate Securities                14.5%
U.S. Government Securities          14.8%
Other                                3.2%
Common Stocks                       67.5%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.1%
     U.S. Treasury Notes
       8.125%, 02/15/98            $2,000    $    2,026
       7.000%, 04/15/99             2,500         2,552
       8.000%, 08/15/99             2,000         2,085
       7.750%, 11/30/99             2,500         2,606
       7.750%, 02/15/01             2,500         2,652
       7.875%, 08/15/01             2,500         2,678
       7.500%, 05/15/02             2,500         2,666
       6.250%, 02/15/03             2,500         2,538
       7.250%, 05/15/04             2,500         2,676
       7.875%, 11/15/04             2,500         2,773
                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $24,035)                                25,252
                                             ----------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.6%
     Federal Home Loan Bank
       6.490%, 09/08/97             1,000         1,001
                                             ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
   (Cost $998)                                    1,001
                                             ----------
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Balanced Fund (continued)

--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
ASSET-BACKED SECURITY -- 0.7%
     Olympic Automobile Receivables Trust,
       Series 1995-E, Class A5
       5.950%, 11/15/01            $1,325    $    1,323
                                             ----------
TOTAL ASSET-BACKED SECURITY
   (Cost $1,333)                                  1,323
                                             ----------
MORTGAGE-BACKED SECURITIES -- 2.4%
     American Southwest Financial Securities,
       Series 1996-FHA1, Class A
       7.000%, 11/25/38             1,500         1,529
     Citicorp Mortgage Securities,
       Series 1997-2, Class A5 (A)
       7.250%, 05/25/27             1,500         1,512
     Donaldson Lufkin Jenrette
       Mortgage Association,
       Series 1997-CF1, Class A1B
       7.600%, 04/15/07             1,200         1,284
                                             ----------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $4,209)                                  4,325
                                             ----------
CORPORATE BONDS -- 11.2%
   FINANCE -- 8.4%
     Aetna Services
       7.125%, 08/15/06             1,500         1,543
     Associates of North America MTN
       8.420%, 01/05/00             2,000         2,102
     Banc One
       7.250%, 08/01/02             1,500         1,554
     BankAmerica MTN
       7.125%, 05/12/05             2,000         2,062
     Exxon Capital
       7.875%, 08/15/97             2,000         2,001
     First Union
       7.500%, 07/15/06             2,000         2,110
     Ford Motor Credit
       7.750%, 10/01/99             2,000         2,067
     Safeco
       6.875%, 07/15/07             1,500         1,515
                                             ----------
                                                 14,954
                                             ----------
   INDUSTRIAL -- 2.9%
     Lucent Technologies
       7.250%, 07/15/06             2,000         2,100

--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
     Philip Morris
       7.250%, 09/15/01          $  2,000    $    2,048
     Seagram YB
       6.500%, 04/01/03             1,000         1,006
                                             ----------
                                                  5,154
                                             ----------
TOTAL CORPORATE BONDS
   (Cost $19,499)                                20,108
                                             ----------
COMMON STOCKS -- 67.1%
   AEROSPACE -- 1.8%
     Boeing                        20,000         1,176
     Lockheed Martin               20,000         2,130
                                             ----------
                                                  3,306
                                             ----------
   AGRICULTURE -- 0.7%
     Dole Food                     30,000         1,228
                                             ----------
   AUTOMOTIVE -- 1.4%
     Borg-Warner Automotive        28,000         1,561
     Ford Motor                    22,000           899
                                             ----------
                                                  2,460
                                             ----------
   BANKS -- 5.4%
     Banc One                      36,059         2,024
     BankAmerica                   26,000         1,963
     Barnett Banks of Florida      18,000         1,025
     Chase Manhattan Bank           8,000           908
     Citicorp                       7,500         1,018
     NationsBank                   24,000         1,708
     Norwest                       15,000           946
                                             ----------
                                                  9,592
                                             ----------
   BEAUTY PRODUCTS -- 1.4%
     Gillette                      11,500         1,139
     Procter & Gamble               9,000         1,369
                                             ----------
                                                  2,508
                                             ----------
   BIOTECHNOLOGY -- 0.0%
     Genzyme (Tissue Repair)*       1,650            18
                                             ----------
   CAPITAL GOODS -- 3.2%
     Case                          20,000         1,249
     General Electric              50,000         3,509
     Harnischfeger Industries      23,750         1,024
                                             ----------
                                                  5,782
                                             ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------
   CHEMICALS -- 1.8%
     B.F. Goodrich                 29,100    $    1,315
     Monsanto                      37,500         1,868
                                             ----------
                                                  3,183
                                             ----------
   COMMUNICATIONS EQUIPMENT -- 2.5%
     Allen Telecom                 47,435         1,210
     Ascend Communications*        26,000         1,414
     GTE                           19,000           884
     Pairgain Technologies*        45,334           975
                                             ----------
                                                  4,483
                                             ----------
   COMPUTER SOFTWARE -- 1.5%
     Microsoft*                     9,000         1,274
     Oracle Systems*               26,000         1,415
                                             ----------
                                                  2,689
                                             ----------
   COMPUTERS & SERVICES -- 4.2%
     Cisco Systems*                32,891         2,617
     Electronic Data Systems       34,000         1,471
     Hewlett Packard               18,000         1,261
     International Business
        Machines                   21,400         2,263
                                             ----------
                                                  7,612
                                             ----------
   CONGLOMERATE -- 0.8%
     Tyco International Limited    17,000         1,377
                                             ----------
   CONSTRUCTION CYCLICALS -- 0.6%
     Armstrong World Industries    14,000         1,033
                                             ----------
   CONSUMER PRODUCTS -- 0.7%
     Nike                          20,000         1,246
                                             ----------
   DRUGS -- 6.0%
     Abbott Laboratories           17,500         1,145
     Eli Lilly                      9,300         1,051
     Genzyme*                      55,000         1,499
     Merck                         13,000         1,351
     Mylan Laboratories            70,000         1,181
     Pfizer                        24,000         1,431
     Schering Plough               28,000         1,528
     Smithkline Beecham ADR        16,000         1,556
                                             ----------
                                                 10,742
                                             ----------
   ELECTRICAL UTILITIES -- 1.2%
     FPL Group                     17,000           814
     Texas Utilities               40,000         1,418
                                             ----------
                                                  2,232
                                             ----------
--------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------
   ENTERTAINMENT -- 0.6%
     Walt Disney                   13,000    $    1,051
                                             ----------
   FINANCIAL SERVICES -- 2.1%
     American Express              16,000         1,340
     Federal National
       Mortgage Association        20,500           970
     Imperial Credit Industries*   61,276         1,425
                                             ----------
                                                  3,735
                                             ----------
   FOOD, BEVERAGE & TOBACCO -- 1.7%
     Coca Cola                     25,000         1,731
     PepsiCo                       32,000         1,226
                                             ----------
                                                  2,957
                                             ----------
   GAS/NATURAL GAS -- 1.4%
     Coastal                       46,000         2,501
                                             ----------
   HOTELS & LODGING -- 0.7%
     Hilton Hotels                 38,000         1,195
                                             ----------
   INSURANCE -- 1.3%
     American International Group  12,000         1,278
     General Re                     5,000         1,044
                                             ----------
                                                  2,322
                                             ----------
   MEDICAL PRODUCTS & SERVICES -- 4.7%
     Columbia/HCA Healthcare       23,500           758
     Genesis Health Ventures*      37,000         1,253
     Guidant                       12,000         1,095
     Johnson & Johnson             24,000         1,496
     Medtronic                     16,141         1,408
     Quorum Health Group*          30,000         1,069
     Sola International*            3,394           108
     United States Surgical        35,000         1,299
                                             ----------
                                                  8,486
                                             ----------
   METALS & MINING -- 1.6%
     Aluminum Company of America   16,000         1,416
     Titanium Metals*              43,000         1,376
                                             ----------
                                                  2,792
                                             ----------
   PETROLEUM & FUEL PRODUCTS -- 1.4%
     Phillips Petroleum            23,000         1,059
     Schlumberger                  20,000         1,528
                                             ----------
                                                  2,587
                                             ----------
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Balanced Fund (concluded)

--------------------------------------------------------
                                               MARKET
DESCRIPTION                        SHARES    VALUE (000)
--------------------------------------------------------
   PETROLEUM REFINING -- 4.1%
     Amoco                         20,000    $    1,880
     Exxon                         39,000         2,506
     Mobil                         24,000         1,836
     Royal Dutch Petroleum         20,000         1,119
                                             ----------
                                                  7,341
                                             ----------
   PRINTING & PUBLISHING -- 1.1%
     McGraw-Hill                   30,000         2,034
                                             ----------
   RAILROADS -- 0.5%
     Union Pacific                 11,800           846
                                             ----------
   REAL ESTATE INVESTMENT TRUST -- 1.4%
     Innkeepers USA Trust          89,142         1,254
     Security Capital Industrial
        Trust                      55,927         1,262
                                             ----------
                                                  2,516
                                             ----------
   RETAIL -- 3.1%
     Albertson's                   20,000           741
     Eagle Hardware & Garden*      42,000           887
     Gap Stores                    30,000         1,333
     Sears Roebuck                 20,000         1,266
     Wal-mart Stores               36,000         1,352
                                             ----------
                                                  5,579
                                             ----------
   SEMI-CONDUCTORS/INSTRUMENTS -- 2.5%
     Analog Devices*               47,333         1,488
     Intel                         32,000         2,938
                                             ----------
                                                  4,426
                                             ----------
   TELEPHONES & TELECOMMUNICATION -- 4.8%
     Bellsouth                     23,000         1,090
     Lucent Technologies           11,000           934
     MCI Communications            16,000           565
     Motorola                      40,000         3,213
     SBC Communications            14,000           829
     Worldcom*                     55,000         1,922
                                             ----------
                                                  8,553
                                             ----------
   TRUCKING -- 0.9%
     USFreightways                 50,000         1,553
                                             ----------
TOTAL COMMON STOCKS
   (Cost $82,928)                               119,965
                                             ----------

--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
CASH EQUIVALENTS -- 3.2%
     SEI Daily Income Trust
       Money Market Portfolio      $5,236      $  5,237
     SEI Daily Income Trust Prime
       Obligation Portfolio           502           502
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $5,739)                                  5,739
                                               --------
TOTAL INVESTMENTS -- 99.3%
   (Cost $138,741)                              177,713
                                               --------
OTHER ASSETS AND LIABILITIES, NET -- 0.7%         1,209
                                               --------
NET ASSETS:
Portfolio Shares of Institutional Class (unlimited
   authorization -- no par value) based on
   12,862,549 outstanding shares of
   beneficial interest                          130,515
Portfolio Shares of Retail Class (unlimited
   authorization -- no par value) based
   on 242,410 outstanding shares of
   beneficial interest                            2,810
Undistributed net investment income                 143
Accumulated net realized gain on investments      6,482
Net unrealized appreciation on investments       38,972
                                               --------
TOTAL NET ASSETS -- 100.0%                     $178,922
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $13.65
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS               $13.64
                                               ========
MAXIMUM OFFERING PRICE PER
   SHARE -- RETAIL CLASS ($13.64/95.5%)          $14.28
                                               ========

-------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
MTN -- MEDIUM TERM NOTE
YB -- YANKEE BOND
(A) FLOATING RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF JULY 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

----------------------------------------------------------
INTERMEDIATE TERM BOND FUND
----------------------------------------------------------
[PIE CHART OMITTED]

Corporate Securities                45.9%
U.S. Government Securities          51.7%
Cash Equivalents                     2.4%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
CORPORATE BONDS -- 33.6%
   ENTERTAINMENT -- 1.4%
     Walt Disney
       6.750%, 03/30/06            $2,000    $    2,040
                                             ----------
   FINANCE -- 16.1%
     Aetna Services
       6.750%, 08/15/01             2,000         2,035
     American General Finance
       7.250%, 04/15/00             1,000         1,027
     Associates Corporation of
       North America MTN
       6.810%, 08/03/01             1,000         1,019
       7.540%, 04/14/04             1,000         1,056
     BankAmerica
       7.125%, 05/01/06             2,000         2,067
     Chase Manhattan
       8.125%, 06/15/02             1,000         1,072
     Citicorp
       7.125%, 06/01/03             1,000         1,035
     Commercial Credit
       6.875%, 05/01/02             1,000         1,024
     First Union
       7.050%, 08/01/05             1,000         1,025
     Ford Motor Credit
       8.000%, 06/15/02             1,000         1,067
       7.750%, 03/15/05             1,000         1,066
--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
     General Electric Capital MTN
       6.840%, 04/26/98            $1,000    $    1,010
     GMAC MTN
       7.250%, 05/15/03             1,000         1,037
     Grand Metro
       7.125%, 09/15/04             1,000         1,035
     Household Finance
       7.650%, 05/15/07             1,000         1,072
     JP Morgan
       7.250%, 01/15/02             1,000         1,037
     Lehman Brothers Holdings MTN
       7.110%, 09/27/99             1,000         1,019
     NationsBank
       7.625%, 04/15/05             1,000         1,060
     Society National Bank
       7.250%, 06/01/05             1,000         1,036
     Salomon Medium TTN
       7.000%, 05/15/99             1,000         1,014
     US West Capital Funding MTN
       6.850%, 01/15/02             1,000         1,019
                                             ----------
                                                 23,832
                                             ----------
   INDUSTRIAL -- 15.4%
     American Home Products
       7.700%, 02/15/00             1,000         1,037
     AT&T
       6.750%, 04/01/04             1,000         1,020
     AT&T MTN
       7.140%, 07/02/99             1,000         1,020
     CSR America
       6.875%, 07/21/05             2,000         2,033
     CSX Transportation
       7.540%, 03/15/03             1,000         1,050
     Dayton Hudson
       7.500%, 07/15/06             2,000         2,098
     Dow Capital BV YB
       7.125%, 01/15/03             1,000         1,028
     Hertz
       7.000%, 07/01/04             2,000         2,048
     International Lease
       7.000%, 06/01/98             1,000         1,011
     J.C. Penney MTN
       7.050%, 05/23/05             1,000         1,026
     John Deere Capital
       7.140%, 09/15/98             1,000         1,016
     MCI Communications
       7.125%, 01/20/00             1,000         1,024
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Intermediate Term Bond Fund (concluded)

--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
INDUSTRIAL (CONTINUED)
     Nabisco
       6.700%, 06/15/02            $1,000    $    1,010
     Pacific Bell
       7.000%, 07/15/04             1,000         1,035
     Ryder Systems
       7.340%, 11/01/00             1,040         1,074
     Sara Lee MTN
       7.400%, 03/22/02             1,000         1,039
     Southwestern Bell Telephone MTN
       6.250%, 03/12/01             1,150         1,151
     Texas Instruments  MTN
       6.875%, 07/15/00             1,000         1,021
     Waste Management
       7.700%, 10/01/02             1,000         1,053
                                             ----------
                                                 22,794
                                             ----------
   UTILITY -- 0.7%
     Union Electric
       6.750%, 10/15/99             1,000         1,014
                                             ----------
TOTAL CORPORATE BONDS
   (Cost $49,054)                                49,680
                                             ----------
U.S. TREASURY OBLIGATIONS -- 44.1%
     U.S. Treasury Bond
       7.625%, 02/15/07             1,000         1,061
     U.S. Treasury Notes
       7.125%, 10/15/98             3,000         3,052
       6.500%, 04/30/99             2,000         2,026
       6.750%, 05/31/99             8,000         8,139
       6.750%, 06/30/99             5,000         5,093
       6.875%, 07/31/99             4,000         4,084
       7.125%, 09/30/99             4,000         4,111
       7.750%, 01/31/00             1,500         1,568
       7.125%, 02/29/00             4,000         4,125
       6.750%, 04/30/00             3,000         3,070
       6.250%, 08/31/00             6,000         6,071
       6.125%, 09/30/00             1,000         1,008
       7.750%, 02/15/01             2,500         2,652
       6.375%, 03/31/01             2,000         2,033
       7.875%, 08/15/01             1,500         1,607
       7.500%, 11/15/01             1,000         1,060
       6.250%, 02/15/03             2,000         2,030
       7.500%, 02/15/05             1,000         1,089
       6.500%, 08/15/05             1,000         1,029
       6.875%, 05/15/06             1,000         1,055
       7.000%, 07/15/06             2,000         2,127
       6.500%, 10/15/06             2,000         2,060
       7.250%, 08/15/04             5,000         5,360
                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $64,762)                                65,510
                                             ----------
--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
     Federal Home Loan Bank
       7.190%, 04/27/01            $1,000    $    1,037
       7.280%, 07/25/01             1,000         1,043
       7.390%, 08/22/01             1,000         1,048
     Federal Home Loan Mortgage
       6.795%, 12/01/03             1,000         1,034
     Federal National Mortgage Association
       7.050%, 12/10/98             1,000         1,017
       6.850%, 04/05/04             1,000         1,038
     Federal National Mortgage
       Association MTN
       6.625%, 04/18/01             1,000         1,018
       7.520%, 08/24/05             1,000         1,011
     Federal National Mortgage
       Association MTN
       7.500%, 10/26/06             2,000         2,032
                                             ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $10,243)                                10,278
                                             ----------
ASSET-BACKED SECURITIES -- 2.7%
     Olympic Automobile Receivables
       Trust, Series 1995-E, Class A5
       5.950%, 11/15/01             2,000         1,996
     Olympic Automobile Receivables
       Trust, Series 1996-B, Class A5
       6.900%, 02/15/04             2,000         2,043
                                             ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $4,011)                                  4,039
                                             ----------
MORTGAGE-BACKED SECURITIES -- 9.0%
     American Southwest Financial Securities,
       Series 1996-FHA1, Class A2
       7.000%, 11/25/38             3,000         3,057
     Citicorp Mortgage Securities, Series
       1997-2, Class A5 (A)
       7.250%, 05/25/27             3,000         3,023
     Donaldson Lufkin Jenrette Mortgage
       Association, Series 1996-CF2,
       Class A1B (B)
       7.290%, 11/12/21             3,000         3,135
     Donaldson Lufkin Jenrette
       Mortgage Association, Series
       1997-CF1, Class A1B (B)
       7.600%, 04/15/07             2,000         2,140
     Nomura Asset Securities, Series
       1994-MD1, Class A1B (A)
       7.517%, 03/15/18             2,000         2,071
                                             ----------
TOTAL MORTGAGE-BACKED SECURITIES
   (Cost $13,150)                                13,426
                                             ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
CASH EQUIVALENTS -- 2.3%
     SEI Daily Income Trust
       Money Market Portfolio      $  755      $    755
     SEI Daily Income Trust
       Prime Obligation Portfolio   2,710         2,710
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $3,465)                                  3,465
                                               --------
TOTAL INVESTMENTS -- 98.6%
   (Cost $144,685)                              146,398
                                               --------
OTHER ASSETS AND LIABILITIES, NET-- 1.4%          2,062
                                               --------

NET ASSETS:
Portfolio Shares of Institutional Class (unlimited
   authorization -- no par value) based on
   13,926,455 outstanding shares of
   beneficial interest                          146,897
Portfolio Shares of Retail Class (unlimited
   authorization -- no par value) based
   on 218,385 outstanding shares of
   beneficial interest                            2,271
Accumulated net realized loss on investments     (2,421)
Net unrealized appreciation on investments        1,713
                                               --------
TOTAL NET ASSETS-- 100.0%                      $148,460
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL CLASS         $10.50
                                               ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- RETAIL CLASS                $10.53
                                               ========
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS ($10.53/96.5%)                   $10.91
                                               ========

-------------------------------------------------------
MTN -- MEDIUM TERM NOTE
YB -- YANKEE BOND
(A) FLOATING RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT
    OF NET ASSETS IS THE RATE ON EFFECT AS OF JULY 31, 1997.
(B) PRIVATE PLACEMENT

-------------------------------------------------------
SHORT TERM BOND FUND
-------------------------------------------------------
[PIE CHART OMITTED]

Corporate Securities                69.5%
U.S. Government Securities          26.6%
Cash Equivalents                     3.9%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
CORPORATE BONDS -- 65.1%
   FINANCE -- 35.3%
     American General Finance
       7.000%, 10/01/97            $1,000   $     1,003
     Associates of North America
       6.250%, 03/15/99             1,000         1,005
       6.375%, 08/15/99             1,000         1,006
     Bankers Trust New York
       6.625%, 07/30/99             1,000         1,010
     Barnett Bank MTN
       6.250%, 07/28/98             1,000         1,004
     Bell Atlantic Financial Services Note
       6.625%, 11/30/97             2,000         2,007
     CIT Group Holdings MTN
       6.625%, 09/13/99             1,400         1,416
     Comerica Bank
       6.750%, 05/12/98             1,500         1,511
     Ford Motor Credit
       5.625%, 01/15/99             1,000           997
     Ford Motor Credit MTN
       6.950%, 05/15/00             1,000         1,021
     General Motor Acceptance MTN
       6.700%, 07/02/99             1,000         1,011
       7.125%, 05/10/00             1,000         1,022
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Short Term Bond Fund (concluded)

--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
FINANCE (CONTINUED)
     Household Bank FSB
       6.250%, 04/01/99            $1,000    $    1,004
     Morgan Stanley Group MTN
       6.375%, 01/18/00             1,000         1,007
     NationsBank
       6.625%, 01/15/98             2,000         2,008
     Travelers Property Casualty
       6.750%, 09/01/99             1,000         1,015
                                             ----------
                                                 19,047
                                             ----------
   INDUSTRIAL -- 16.8%
     Coca Cola Enterprises
       7.000%, 11/15/99             1,000         1,020
     CSC Enterprises
       6.800%, 04/15/99             1,000         1,014
     CSX Transport
       5.740%, 03/15/99             1,000           996
     IBM
       6.375%, 11/01/97             2,000         2,004
     Ingersoll Rand MTN
       6.450%, 08/28/98             1,000         1,005
       6.510%, 08/09/99             1,000         1,010
     International Leases MTN
       7.250%, 09/01/97             1,000         1,001
     Southwestern Bell Capital MTN
       7.000%, 11/22/99             1,000         1,020
                                             ----------
                                                  9,070
                                             ----------
   UTILITY -- 13.0%
     Delmarva Power & Light
       6.375%, 09/01/97             1,000         1,000
     Georgia Power
       6.125%, 09/01/99             2,000         2,003
     Midwest Power
       6.750%, 02/01/00             1,000         1,016
     Portland General Electric MTN
       6.750%, 09/15/97             1,000         1,001
       5.650%, 05/15/98             1,000           999
     Southern California Gas
       5.250%, 03/01/98             1,000           999
                                             ----------
                                                  7,018
                                             ----------
TOTAL CORPORATE BONDS
   (Cost $35,148)                                35,135
                                             ----------
--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
MORTGAGE-BACKED SECURITY -- 3.7%
     WFS Financial Owner Trust,
       Series 1997-A, Class A2
       6.150%, 12/20/99            $2,000    $    2,009
                                             ----------
TOTAL MORTGAGE-BACKED SECURITY
   (Cost $2,003)                                  2,009
                                             ----------
U.S. TREASURY OBLIGATIONS -- 18.9%
     U.S. Treasury Notes
       7.125%, 10/15/98             1,000         1,017
       6.500%, 04/30/99             1,000         1,013
       6.750%, 05/31/99             2,000         2,035
       6.875%, 07/31/99             4,000         4,084
       6.875%, 08/31/99             2,000         2,044
                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $10,195)                                10,193
                                             ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.4%
     Federal Home Loan Bank
       6.500%, 03/24/00             2,000         2,002
     Federal National Mortgage Association
       6.450%, 10/14/99             2,000         2,001
                                             ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $4,000)                                  4,003
                                             ----------
CASH EQUIVALENTS -- 3.9%
     SEI Daily Income Trust
       Money Market Portfolio         344           344
     SEI Daily Income Trust Prime
       Obligation Portfolio         1,744         1,744
                                             ----------
TOTAL CASH EQUIVALENTS
   (Cost $2,088)                                  2,088
                                             ----------
TOTAL INVESTMENTS -- 99.0%
   (Cost $53,434)                                53,428
                                             ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.0%           538
                                             ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------
                                               MARKET
DESCRIPTION                                  VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class (unlimited
   authorization -- no par value) based on
   5,370,267 outstanding shares of beneficial
   interest                                     $56,059
Portfolio Shares of Retail Class (unlimited
   authorization -- no par value) based
   on 13,390 outstanding shares of beneficial
   interest                                         136
Accumulated net realized loss on investments     (2,223)
Net unrealized depreciation on investments           (6)
                                                -------
TOTAL NET ASSETS -- 100.0%                      $53,966
                                                =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $10.02
                                                =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS               $10.02
                                                =======
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS ($10.02/98.5%)                   $10.17
                                                =======

-------------------------------------------------------
MTN -- MEDIUM TERM NOTE

--------------------------------------------------------
SHORT TERM MUNICIPAL BOND FUND
--------------------------------------------------------
[PIE CHART OMITTED]

General Obligations                 55.5%
Revenue Bonds                       42.5%
Cash Equivalents                     2.0%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 97.0%
   ALABAMA -- 5.2%
     Alabama State, Water Pollution Control
       Authority RB AMBAC
       5.250%, 08/15/00              $500    $      516
     Mobile, Public Improvements
       GO AMBAC
       7.125%, 08/15/10               500           551
                                             ----------
                                                  1,067
                                             ----------
   ARIZONA -- 3.8%
     Arizona State Educational Marketing
       Loan Review RB, Series A MBIA
       6.900%, 09/01/00               265           283
     Arizona State Transportation Board
       RB AMBAC
       5.000%, 07/01/99               500           509
                                             ----------
                                                    792
                                             ----------
   CALIFORNIA -- 2.4%
     Oxnard, District #07-1-R Special
       Assessment RB
       4.900%, 09/02/00               500           503
                                             ----------
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Short Term Municipal Bond Fund (continued)

---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
   COLORADO -- 2.5%
     Gunnison Watershed, School District
       #RE-001J GO MBIA STAID
       5.000%, 12/01/99              $500    $      510
                                             ----------
   HAWAII -- 2.6%
     Hawaii State GO, Series C FGIC
       6.000%, 03/01/01               500           530
                                             ----------
   IDAHO -- 2.5%
     City of Boise, Cash Flow
       Management RB
       4.500%, 02/01/00               500           507
                                             ----------
   ILLINOIS -- 6.5%
     Du Page, Water Commission GO
       5.850%, 03/01/00               500           522
     Illinois State Health Facilities
       Authority RB, Loyola University
       Health Systems, Series A MBIA
       4.550%, 07/01/01               300           303
     Illinois State GO
       4.625%, 02/01/01               500           506
                                             ----------
                                                  1,331
                                             ----------
   INDIANA -- 5.1%
     Indiana State RB, Kokomo Center
       School Building Corporation
       AMBAC STAID
       6.750%, 07/15/00               500           536
     Indianapolis, Telecommunications
       Improvements RB, Series C
       6.400%, 02/01/99               500           519
                                             ----------
                                                  1,055
                                             ----------
   IOWA -- 2.5%
     Sioux City, Public Improvements GO
       4.800%, 06/01/00               500           510
                                             ----------
   KENTUCKY -- 2.5%
     Kenton County, Parking Facility
       Improvements RB
       4.700%, 12/01/00               500           507
                                             ----------
   MARYLAND -- 2.5%
     Prince George County, Public
       Improvements GO, Series A MBIA
       5.100%, 03/01/00               500           513
                                             ----------
---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
   MINNESOTA -- 5.0%
     Owatonna, Independent
       School District #761 GO
       5.100%, 02/01/00              $500    $      513
     Saint Paul, Capital Improvements
       GO, Series B
       4.750%, 03/01/99               500           506
                                             ----------
                                                  1,019
                                             ----------
   MISSISSIPPI -- 1.8%
     Mississippi State, Higher
       Education RB, Series B
       6.100%, 07/01/01               350           364
                                             ----------
   NEVADA -- 6.6%
     Nevada State GO
       6.500%, 09/01/00               275           294
     Washoe County, Airport
       Authority RB MBIA
       5.150%, 07/01/99               500           509
     Washoe County, Public
       Improvements GO MBIA
       8.250%, 06/01/00               500           553
                                             ----------
                                                  1,356
                                             ----------
   NEW YORK -- 5.0%
     Babylon GO AMBAC
       4.875%, 01/15/01               500           510
     North Hempstead GO,
       Series A FGIC
       5.500%, 02/15/01               500           523
                                             ----------
                                                  1,033
                                             ----------
   NORTH DAKOTA -- 2.5%
     Fargo RB AMBAC
       5.000%, 01/01/01               500           513
                                             ----------
   OHIO -- 5.3%
     Chagrin Falls, School District GO
       4.400%, 12/01/00               100           100
     Cincinnati, City School District
       Tax Anticipation Note,
       Series C AMBAC
       5.250%, 12/01/00               500           513
     Ohio State School District GO
       5.250%, 04/15/01               455           471
                                             ----------
                                                  1,084
                                             ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
   OKLAHOMA -- 2.5%
     Grand River, Grand River
       Dam Authority RB
       5.000%, 06/01/99              $500    $      508
                                             ----------
   PENNSYLVANIA -- 2.8%
     Allegheny County, Pennsylvania
       Allegheny County Hospital
       Development Authority Saint Francis
       Medical Center Project RB
       4.800%, 05/15/00               395           399
     Pennsylvania State GO
       9.000%, 10/01/00               180           183
                                             ----------
                                                    582
                                             ----------
   SOUTH CAROLINA -- 2.5%
     Pickens County, School District
       GO FGIC
       5.250%, 05/01/00               500           515
                                             ----------
   TENNESSEE -- 2.5%
     Williamson County, Public
       Improvements GO
       4.600%, 10/01/00               500           509
                                             ----------
   TEXAS -- 8.4%
     Amarillo, Independent School
       District GO PSFG
       7.000%, 02/01/00               500           534
     Dallas, Housing RB, Corporate
       Capital Projects
       7.450%, 08/01/00               140           149
     Fort Worth GO
       4.900%, 03/01/99               500           508
     North East Independent School
       District GO PSFG
       7.000%, 02/01/00               500           534
                                             ----------
                                                  1,725
                                             ----------
   UTAH -- 2.5%
     Utah State, Water Finance Agency
       RB, Series A MBIA
       5.000%, 10/01/00               500           513
                                             ----------
---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
   VIRGINIA -- 2.5%
     Richmond, Public Improvements
       GO, Series A STAID
       4.700%, 01/15/00              $500    $      508
                                             ----------
   WASHINGTON -- 6.5%
     King County, Public Hospital
       District # 002 GO
       5.400%, 12/01/00               300           311
     Seattle, Municipal Light
       and Power RB
       4.700%, 05/01/01               500           508
     Tacoma GO, Series A
       5.300%, 07/01/99               500           512
                                             ----------
                                                  1,331
                                             ----------
   WISCONSIN -- 2.5%
     Brookfield, Sewer
       Improvements GO
       5.250%, 12/01/00               500           518
                                             ----------
TOTAL MUNICIPAL BONDS
   (Cost $19,768)                                19,903
                                             ----------

CASH EQUIVALENT -- 1.9%
     SEI Institutional Tax
       Free Portfolio                 396           396
                                             ----------
TOTAL CASH EQUIVALENT
   (Cost $396)                                      396
                                             ----------
TOTAL INVESTMENTS -- 98.9%
   (Cost $20,164)                                20,299
                                             ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%           225
                                             ----------
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Short Term Municipal Bond Fund (concluded)

---------------------------------------------------------
                                               MARKET
DESCRIPTION                                  VALUE (000)
---------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Class (unlimited
   authhorization -- no par value) based on
   2,008,201 outstanding shares of
   beneficial interest                          $20,013
Portfolio Shares of Retail Class A (unlimited
   authorization -- no par value) based on
   23,652 outstanding shares of
   beneficial interest                              242
Undistributed net investment income                  16
Accumulated net realized gain on investments        118
Net unrealized appreciation on investments          135
                                                -------
TOTAL NET ASSETS-- 100.0%                       $20,524
                                                =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL CLASS         $10.10
                                                =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- RETAIL CLASS                $10.12
                                                =======
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS ($10.12/98.5%)                   $10.27
                                                =======

-------------------------------------------------------
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
PSFG -- PERMANENT SCHOOL FUND GUARANTEED
RB -- REVENUE BOND
STAID -- STATE AID WITHHOLDING

---------------------------------------------------------
IDAHO MUNICIPAL BOND FUND
---------------------------------------------------------
[PIE CHART OMITTED]

Revenue Bonds                       24.8%
Cash Equivalents                     1.4%
General Obligations                 73.8%

% OF TOTAL PORTFOLIO INVESTMENTS
---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
   IDAHO -- 94.9%
     Ada & Canyon Counties, Joint School
       District #2, Meridian GO
       5.350%, 07/30/09              $750     $     792
       5.500%, 07/30/10               205           217
       5.500%, 07/30/11               270           285
       5.500%, 07/30/14               500           521
       5.625%, 07/30/16               500           524
     Ammon, Urban Renewal Agency RB,
       Series B
       6.000%, 08/01/14               125           129
     Bannock & Caribou Counties, Joint
       School District #21, Marsh VY GO
       5.300%, 09/01/04               100           104
     Bannock County GO
       5.100%, 09/01/01               100           103
     Bingham County, School District
       #055, Blackfoot GO MBIA
       5.650%, 08/01/15               560           588
     Boise City, Independent School
       District #1 GO AMBAC
       5.400%, 07/30/14               500           515
     Boise City RB
       5.100%, 02/01/11               500           511

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
   IDAHO (CONTINUED)
     Boise State University RB FSA
       4.750%, 04/01/04            $  450      $    459
     Boise, Independent School
       District GO
       5.375%, 07/30/10               250           261
       5.500%, 07/30/16             1,250         1,293
     Boise State University Student
       Housing System RB
       5.250%, 04/01/17               160           162
     Bonneville & Bingham Counties,
       School District #93 GO FGIC
       5.750%, 07/30/07               500           549
       5.500%, 07/30/10               850           901
     Bonneville County, Jail
       Bonds GO FSA
       5.500%, 08/01/16               590           606
     Bonneville County, School
       District #91, Idaho Falls GO
       5.200%, 08/01/05               500           515
       5.450%, 08/01/08               500           516
       5.500%, 08/01/09               300           309
     Canyon County, School
       District #131,
       Nampa GO MBIA
       5.500%, 07/30/11               500           518
       5.500%, 07/30/12               500           515
     Canyon County, School District
       #132 GO FSA
       5.400%, 07/30/11               200           208
     Canyon County, School District
       #132 GO CGIC
       5.400%, 07/30/12               400           413
     Canyon County, School District
       #132 GO FSA
       5.450%, 07/30/14               470           486
     Canyon County, School District
       #132 GO CGIC
       5.450%, 07/30/15               900           930
     Canyon County, School
       District #134,
       Middleton GO FGIC
       4.500%, 07/31/11               500           485
     Canyon County, School
       District #139 GO
       5.100%, 08/01/09               500           510
       5.200%, 08/01/10             1,000         1,020
       5.200%, 08/01/11               320           326
       5.200%, 08/01/12               110           112
       5.000%, 08/01/13               425           427
---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
     Caribou & Bonneville Counties,
       School District #150 GO
       5.500%, 09/01/06           $   200  $        206
     Cassia & Twin Falls Counties,
       Joint School District #151
       GO FGIC
       5.375%, 08/01/14             1,000         1,025
       5.375%, 08/01/16             1,000         1,022
     City of Sun Valley GO
       5.050%, 08/01/08               195           201
     Coeur D'Alene GO AMBAC
       5.350%, 03/01/11               240           247
     Elmore County, School
       District #193, Mountain
       Home GO AMBAC
       5.000%, 07/31/10               400           406
       4.500%, 07/31/12               250           240
     Fremont & Madison Counties,
       School District #215, St.
       Anthony GO CGIC
       5.600%, 08/01/14               125           129
       5.600%, 08/01/15               765           790
     Gooding & Lincoln Counties,
       Joint School District
       #231 GO CGIC
       6.300%, 02/01/15               535           589
     Gooding & Lincoln Counties,
       Joint School District
       #231 GO FSA
       6.250%, 02/01/12               130           143
     Gooding County, School
       District #232,
       Wendell GO AMBAC
       5.000%, 08/01/11               100           101
     Idaho State Building Authority
       RB MBIA
       5.600%, 09/01/05               100           107
       5.800%, 09/01/05               100           107
     Idaho State Health Facility
       Authority RB, Magic Valley
       Regional Medical Center
       5.625%, 12/01/13               200           207
     Idaho State Health Facility
       Authority RB, Magic Valley
       Regional Medical Center AMBAC
       5.200%, 12/01/04               250           263
     Idaho State Health Facility
       Authority RB, St. Alphonsus
       Regional Medical Center
       6.100%, 12/01/07               100           109
     Idaho State Health Facility
       Authority RB, St. Joseph's
       Regional Medical Center MBIA
       5.000%, 07/01/07               500           521
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Idaho Municipal Bond Fund (concluded)

--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
   IDAHO (CONTINUED)
     Idaho State Housing and Finance
       Association RB AMT
       6.150%, 01/01/28            $1,000        $1,039
     Idaho State University
       Student Fee RB
       5.650%, 04/01/22               500           519
     Jefferson County,
       School District
       #253 GO MBIA
       5.500%, 08/01/15               240           249
     Jerome County, School District
       #262 GO AMBAC
       5.150%, 08/01/04               200           205
     Jerome, Lincoln & Gooding
       Counties GO
       5.000%, 07/31/12               290           290
     Kootenai County, Consolidated
       Free Library District GO CGIC
       5.000%, 08/01/06               160           167
     Kootenai County, School
       District #272 GO
       4.700%, 08/01/06               400           404
     Latah & Clearwater Counties,
       School District #286 GO AMBAC
       5.500%, 02/01/07               200           209
       5.600%, 02/01/08               200           209
     Lewiston Orchards, District
       Water RB
       5.000%, 06/01/08               110           112
     Madison County GO CGIC
       5.400%, 08/01/15               420           434
     Madison County, School
       District #321,
       Rexburg GO AMBAC
       5.300%, 02/01/03               200           208
     McCall, Water RB, Parity
       Lien FSA
       5.750%, 03/01/07               215           236
       5.850%, 03/01/16               500           531
     Meridian, Idaho GO FSA
       5.000%, 08/01/15               290           291
     Minidoka & Jerome Counties,
       School District #331 GO MBIA
       5.000%, 02/01/01               100           103
     Nez Perce County, Pollution
       Control RB, Potlatch
       Corporation Project
       6.000%, 10/01/24             1,000         1,045
     Oneida County, School District
       #351 GO MBIA
       5.000%, 07/31/15               375           377
     Payette & Washington Counties,
       Joint School District #371
       GO AMBAC
       4.900%, 10/01/03               500           518

---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
     Payette County, School
       District #372 GO AG
       6.750%, 07/31/09           $   100    $      111
     Post Falls, Sewer RB AMBAC
       4.900%, 08/01/05               200           206
     Southern Idaho Regional Solid
       Waste Project COP
       5.450%, 11/01/13               500           517
     Teton County, School
       District #401 GO
       5.300%, 08/01/07               225           239
     Teton County, School District
       #401 GO FSA
       5.500%, 08/01/10               400           422
     Twin Falls & Cassia Counties,
       Joint School District #418
       GO MBIA
       5.450%, 08/01/15               145           150
     Twin Falls County, School District
       #413 GO, Class A AMBAC
       5.250%, 07/30/09               200           207
       5.250%, 07/30/13               400           411
       5.250%, 07/30/14               420           432
     Twin Falls County, School
       District #415 GO AG
       5.500%, 08/01/15               195           201
     University of Idaho, Refunding &
       Improvements Facility RB
       5.100%, 04/01/07               200           208
     University of Idaho, Refunding
       Student Building Fee RB
       5.350%, 04/01/10               250           257
     University of Idaho, Student Fee
       Telecommunications RB FSA
       5.850%, 04/01/11               500           540
     Washington County, School
       District #431 GO AMBAC
       5.300%, 08/01/04               200           210
       5.400%, 08/01/05               100           105
       5.500%, 08/01/06               200           211
                                             ----------
                                                 33,796
                                             ----------
   PUERTO RICO -- 3.6%
     Puerto Rico Commonwealth GO
       5.750%, 07/01/17               250           259
     Puerto Rico Municipal Finance
       Agency RB, Series A
       5.250%, 07/01/10             1,000         1,035
                                             ----------
                                                  1,294
                                             ----------
TOTAL MUNICIPAL BONDS
   (Cost $33,634)                                35,090
                                             ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

--------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
--------------------------------------------------------
CASH EQUIVALENT -- 1.4%
     SEI Institutional Tax
        Free Portfolio             $487         $   487
                                                -------
TOTAL CASH EQUIVALENT
   (Cost $488)                                      487
                                                -------
TOTAL INVESTMENTS -- 99.9%
   (Cost $34,122)                                35,577
                                                -------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%            30
                                                -------

NET ASSETS:
Portfolio Shares of Institutional Class
   (unlimited authorization -- no par value)
   based on 2,398,475 outstanding shares
   of beneficial interest                        24,478
Portfolio Shares of Retail Class (unlimited
   authorization -- no par value) based
   on 915,991 outstanding shares of
   beneficial interest                            9,580
Accumulated net realized gain on investments         94
Net unrealized appreciation on investments        1,455
                                                -------
TOTAL NET ASSETS-- 100.0%                       $35,607
                                                =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- INSTITUTIONAL CLASS         $10.73
                                                =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- RETAIL CLASS                $10.77
                                                =======
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS ($10.77/96%)                     $11.22
                                                =======
-------------------------------------------------------
ASSET G -- ASSET GUARANTY
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
CGIC -- CAPITAL GUARANTY INSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

----------------------------------------------------------
MUNICIPAL BOND FUND
----------------------------------------------------------
[PIE CHART OMITTED]

Revenue Bonds                       36.8%
Cash Equivalents                     4.6%
General Obligations                 58.6%

% OF TOTAL PORTFOLIO INVESTMENTS

----------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS -- 97.5%
   ALABAMA -- 3.0%
     Birmingham GO
       5.700%, 06/01/15            $1,000    $    1,036
     Huntsville GO
       5.500%, 02/01/11             1,000         1,039
                                             ----------
                                                  2,075
                                             ----------
   ALASKA -- 2.7%
     Alaska State Veterans Housing
       RB, 1st Series
       5.400%, 12/01/23               470           455
     Alaska State Student Loan RB,
       Series A
       5.750%, 07/01/14               400           410
     Valdez, Marine Term RB,
       Pipeline Project, Series B
       5.500%, 10/01/28             1,000           996
                                             ----------
                                                  1,861
                                             ----------
   ARIZONA -- 2.2%
     Maricopa County, Elementary School
       District #068, Alhambra GO AMBAC
       5.100%, 07/01/11               500           506
     Tucson GO, Series 1994-B
       5.750%, 07/01/19             1,000         1,041
                                             ----------
                                                  1,547
                                             ----------
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Municipal Bond Fund (continued)

---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
   ARKANSAS -- 0.7%
     Independence County,
       Pollution Control RB
       6.250%, 01/01/21            $  500    $      526
                                             ----------
   CALIFORNIA -- 2.7%
     California State, Housing Finance
       Agency Home Mortgage RB,
       Series I AMT MBIA
       5.750%, 02/01/29               250           253
     California State, Public
       Works Board Lease RB,
       Series B MBIA
       5.625%, 11/01/19             1,000         1,032
     Northern California Power
       Agency RB AMBAC
       7.500%, 07/01/23               218           281
     San Francisco, Airport
       Improvement Corporation RB,
       United Airlines, Series 1974A
       8.000%, 07/01/13               270           328
                                             ----------
                                                  1,894
                                             ----------
   COLORADO -- 3.1%
     Colorado Springs RB, Series A
       6.500%, 11/15/15             1,000         1,087
     Colorado State Board of
       Agriculture RB, University of
       South Carolina Sports
       8.250%, 05/01/03               100           106
     Denver, City and County
       Multi-Family Housing RB,
       Boston Lofts Project,
       Series A AMT
       5.750%, 10/01/27               500           500
     Summit County, Sports
       Facilities RB, Keystone
       Resorts Project
       7.375%, 09/01/10               420           496
                                             ----------
                                                  2,189
                                             ----------
   CONNECTICUT -- 0.7%
     Connecticut State, Housing
       and Finance Authority RB,
       Subseries B-2 AMT
       5.850%, 11/15/28               505           513
                                             ----------
   FLORIDA -- 3.0%
     Boynton Beach, Multi-Family
       Housing RB, Clipper
       Cove Apartments
       6.450%, 01/01/27               505           543

---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
     Florida State Housing Finance
       Agency RB, Glen Oaks
       Apartment Project AMT
       5.900%, 02/01/30            $  500    $      508
     Jacksonville, Electric Authority
       Special Obligation RB
       5.375%, 10/01/10             1,000         1,024
                                             ----------
                                                  2,075
                                             ----------
   GEORGIA -- 1.4%
     Georgia State, Housing and
       Finance Authority Single RB,
       Subseries B-2 AMT
       5.850%, 12/01/28             1,000         1,020
                                             ----------
   HAWAII -- 2.6%
     Hawaii State Housing Finance &
       Development Authority RB,
       Series A AMT
       5.750%, 07/01/30               500           501
     Hawaii State GO, Series CN FGIC
       5.500%, 03/01/16             1,000         1,026
     Hawaii State Department of
       Budget & Finance RB, Wahiawa
       General Hospital Project
       7.500%, 07/01/12               250           275
                                             ----------
                                                  1,802
                                             ----------
   IDAHO -- 0.7%
     Nez Perce County, Pollution
       Control RB, Potlatch
       Corporation Project
       6.000%, 10/01/24               450           470
                                             ----------
   ILLINOIS -- 6.0%
     Chicago, Multi-Family Housing RB,
       Orleans Project FHA
       6.125%, 06/01/39               500           518
     Cook County RB, Series B FGIC
       6.000%, 11/15/17               200           210
     Illinois State Health Facilities
       Authority RB, Holy Cross
       Hospital Project
       6.250%, 03/01/04               300           316
     Kane, Cook and Du Page Counties,
       School District #46 GO FSA
       5.550%, 01/01/11             1,000         1,046

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
   ILLINOIS (CONTINUED)
     McHenry County, Community
       Unit School District #200 GO,
       Series A FSA
       5.850%, 01/01/16            $1,000    $    1,049
     Rockford, Faust Landmark
       Apartments RB, Series A MBIA
       6.750%, 01/01/18             1,000         1,085
                                             ----------
                                                  4,224
                                             ----------
   INDIANA -- 3.6%
     Hammod, Multi-School Building
       Corporation RB
       6.125%, 07/15/19               720           767
     Indiana Bond Bank, Common
       School Fund RB AMBAC
       5.500%, 08/01/11             1,000         1,030
     Indiana University RB,
       Series H
       6.600%, 08/01/01               550           601
     Petersburg, Pollution Control RB,
       Indianapolis Power & Light
       6.625%, 12/01/24               105           117
                                             ----------
                                                  2,515
                                             ----------
   IOWA -- 1.5%
     Iowa City, Sewer RB MBIA
       5.750%, 07/01/21             1,000         1,030
                                             ----------
   KANSAS -- 1.5%
     Garnett, Combined Utility RB MBIA
       5.750%, 10/01/07             1,000         1,058
                                             ----------
   MASSACHUSETTS -- 1.5%
     Worcester, Municipal Purpose
       Loans GO, Series C MBIA
       5.750%, 10/01/14             1,000         1,051
                                             ----------
   MICHIGAN -- 4.6%
     Kalamazoo, Downtown
       Development GO
       5.500%, 04/01/13             1,000         1,031
     Lake Orion, Community School
       District GO AMBAC
       5.800%, 05/01/15             1,000         1,049
     Michigan State Housing
       Development Authority RB FHA
       5.700%, 07/01/06               115           115
     Ypsilanti, School District
       GO FGIC
       5.750%, 05/01/20             1,000         1,034
                                             ----------
                                                  3,229
                                             ----------

---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
   MINNESOTA -- 1.5%
     Osseo, Independent School
       District #279 GO
       5.400%, 02/01/10            $1,000    $    1,025
                                             ----------
   NEVADA -- 1.9%
     Nevada State Housing Division RB,
       Saratoga Palms FNMA
       6.250%, 10/01/16               280           292
     Nevada State Municipal Bond Bank
       GO, Project 52, Series A
       6.000%, 05/15/24             1,000         1,070
                                             ----------
                                                  1,362
                                             ----------
   NEW JERSEY -- 1.5%
     New Jersey State Transportation
       System GO, Series A MBIA
       5.500%, 06/15/12             1,000         1,038
                                             ----------
   NEW MEXICO -- 1.5%
     Bernalillo County, Gross Receipts
       Tax RB, Series A
       5.750%, 04/01/21             1,000         1,029
                                             ----------
   NEW YORK -- 5.9%
     Brookhaven GO FGIC
       5.500%, 10/01/13             1,000         1,043
     New York City GO, Series F
       5.875%, 08/01/24             1,000         1,035
     New York State Dorm Authority
       Nursing Home RB,
       Menorah Campus FHA
       6.100%, 02/01/37             1,000         1,043
     United Nations Development
       Corporation RB, Series B
       5.600%, 07/01/26             1,000           999
                                             ----------
                                                  4,120
                                             ----------
   NORTH CAROLINA -- 1.8%
     North Carolina State Housing Finance
       Agency RB, Series RR AMT
       5.850%, 09/01/28             1,000         1,015
     North Carolina State Municipal
       Power Agency RB, Catawba
       Electric, Series B
       6.000%, 01/01/20               250           253
                                             ----------
                                                  1,268
                                             ----------
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Municipal Bond Fund (continued)

---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
   NORTH DAKOTA -- 2.8%
     Fargo, Multifamily Housing RB
       7.125%, 02/01/26            $  255    $      256
     North Dakota State
       Housing Finance
       Agency RB, Series B
       5.850%, 07/01/28             1,000         1,015
     North Dakota State
       Housing Finance
       Agency RB, Series C AMT
       5.950%, 07/01/17               280           290
       6.100%, 07/01/28               370           377
                                             ----------
                                                  1,938
                                             ----------
   OHIO -- 2.7%
     Greater Cleveland Regional
       Transit Authority GO FGIC
       5.650%, 12/01/16             1,000         1,041
     Johnstown, Waterworks
       System RB
       6.000%, 12/01/17               250           255
     Oak Hills, Local School
       District GO, Series A
       5.700%, 12/01/25               600           608
                                             ----------
                                                  1,904
                                             ----------
   OREGON -- 4.9%
     Jackson County, School
       District #549C GO
       5.375%, 06/01/10             1,000         1,030
     Lincoln County, School
       District GO FGIC
       5.600%, 06/15/10             1,000         1,079
     Marion County, School District
       #103C GO, Woodburn,
       Series A FGIC
       5.650%, 11/01/15             1,000         1,044
     Portland, Arena Gas Tax RB FSA
       3.120%, 06/01/18 (A)         1,000           291
                                             ----------
                                                  3,444
                                             ----------
   PENNSYLVANIA -- 6.6%
     Allentown, Area Hospital
       Authority RB, Sacred Heart
       Hospital of Allentown,
       Series A
       6.750%, 11/15/14               500           533
---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
     Delaware County, Crozer
       Hospital, Chester RB
       6.000%, 12/15/20            $  500     $     511
     Delaware County, Authority of
       Health Care RB, Mercy Health
       Corporation, Series B
       6.000%, 11/15/07               500           526
     Pennsylvania State, Housing
       Finance Agency RB, Series 39B
       6.875%, 10/01/24               750           807
     Pennsylvania State, Housing
       Finance Agency RB, Series
       59A AMT
       5.800%, 10/01/29             1,250         1,263
     Philadelphia, Hospital
       Facilities Authority
       RB, Friends Hospital
       6.200%, 05/01/11               500           508
     South Fork, Municipal
       Hospital RB,
       Lee Hospital Project,
       Series A
       5.500%, 07/01/11               500           501
                                             ----------
                                                  4,649
                                             ----------
   PUERTO RICO -- 1.5%
     Puerto Rico Commonwealth GO
       5.750%, 07/01/17             1,000         1,036
                                             ----------
   RHODE ISLAND -- 1.5%
     Rhode Island State Housing &
       Mortgage Finance Corporation RB,
       Homeownership, Series 23 AMT
       5.950%, 04/01/29             1,000         1,019
                                             ----------
   SOUTH CAROLINA -- 1.5%
     University of South Carolina
       RB MBIA
       5.750%, 06/01/26             1,000         1,039
                                             ----------
   TENNESSEE -- 1.5%
     Shelby County GO, Series A
       5.600%, 04/01/12             1,000         1,050
                                             ----------
   TEXAS -- 3.9%
     Austin, Utility Systems
       RB MBIA
       5.750%, 11/15/14             1,000         1,029

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
   TEXAS (CONTINUED)
     Harris County, Industrial
       Development Corporation RB,
       Gatx Terminals Project
       6.950%, 02/01/22           $   500    $      547
     Pasadena GO FGIC
       5.600%, 02/15/05             1,000         1,063
     Victoria County, Hospital RB,
       Citizens Medical Center AMBAC
       6.250%, 01/01/16               100           108
                                             ----------
                                                  2,747
                                             ----------
   UTAH -- 2.7%
     Provo City, Housing Authority RB,
       Lookout Pointe Apartments GNMA
       5.800%, 07/20/22               500           512
     Utah State, Housing Finance
       Agency RB FHA
       6.800%, 01/01/12               365           387
     Weber County, Municipal Building
       Authority RB MBIA
       5.750%, 12/15/19             1,000         1,031
                                             ----------
                                                  1,930
                                             ----------
   VERMONT -- 2.3%
     Vermont State Housing Finance
       Agency RB, Series 9 AMT MBIA
       6.000%, 05/01/37               595           605
     Vermont State Municipal Bond
       Bank RB AMBAC
       5.625%, 12/01/15             1,000         1,035
                                             ----------
                                                  1,640
                                             ----------
   VIRGINIA -- 1.4%
     Fairfax County, Water Authority RB
       5.750%, 04/01/29             1,000         1,015
                                             ----------
   WASHINGTON -- 3.9%
     Seattle GO
       5.650%, 01/01/20             1,000         1,025
     Snohomish County, Public
       Utilities RB, District #001
       Generation Systems, Series 86A
       5.000%, 01/01/20               140           137
---------------------------------------------------------
                                    FACE       MARKET
DESCRIPTION                     AMOUNT (000) VALUE (000)
---------------------------------------------------------
     Snohomish County, School District
       #015, Edmonds GO
       5.750%, 12/01/13            $1,000    $    1,045
     Washington State, Pilchuck
       Development Public Corporation
       RB, Tramco Project
       6.000%, 08/01/23               510           522
                                             ----------
                                                  2,729
                                             ----------
   WISCONSIN -- 2.5%
     Wisconsin State Housing &
       Economic Development RB,
       Homeownership, Series A
       6.000%, 09/01/15               550           567
     Wisconsin State Health & Education
       Facilities RB, Franciscan
       Skemp Medical Center
       6.125%, 11/15/15             1,000         1,066
     Wisconsin State GO, Series D AMT
       5.800%, 05/01/20               145           149
                                             ----------
                                                  1,782
                                             ----------
   WYOMING -- 2.2%
     Wyoming State Community
       Development Authority RB,
       Series 4 AMT
       5.850%, 06/01/28               500           506
     Wyoming State Community
       Development Authority RB,
       Series A FHA
       6.000%, 06/01/23             1,000         1,026
                                             ----------
                                                  1,532
                                             ----------
TOTAL MUNICIPAL BONDS
   (Cost $66,590)                                68,375
                                             ----------
CASH EQUIVALENTS -- 4.7%
     SEI Institutional Tax
        Free Portfolio              2,644         2,644
     SEI Tax Exempt Trust Portfolio   639           640
                                             ----------
TOTAL CASH EQUIVALENTS
   (Cost $3,283)                                  3,284
                                             ----------
TOTAL INVESTMENTS -- 102.2%
   (Cost $69,873)                                71,659
                                             ----------
                                                                     (CONTINUED)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)

Statement of Net Assets
Municipal Bond Fund (concluded)

--------------------------------------------------------
                                               MARKET
DESCRIPTION                                  VALUE (000)
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (2.2%)     $(1,570)
                                                -------
NET ASSETS:
Portfolio Shares of Institutional Class (unlimited
   authorization -- no par value) based on
   5,830,339 outstanding shares of
   beneficial interest                           58,393
Portfolio Shares of Retail Class (unlimited
   authorization -- no par value) based on
   943,329 outstanding shares of
   beneficial interest                            9,441
Undistributed net investment income                   1
Accumulated net realized gain on investments        468
Net unrealized appreciation on investments        1,786
                                                -------
TOTAL NET ASSETS -- 100.0%                      $70,089
                                                =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS        $10.35
                                                =======
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- RETAIL CLASS               $10.34
                                                =======
MAXIMUM OFFERING PRICE PER SHARE --
   RETAIL CLASS ($10.34/96%)                     $10.77
                                                =======

-------------------------------------------------------
(A) ZERO COUPON SECURITY
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
FGIC -- FEDERAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING ADMINISTRATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE SIX MONTH PERIOD ENDED JULY 31, 1997         THE ACHIEVEMENT FUNDS TRUST
Statements of Operations (000)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       SHORT
                                                                             SHORT     TERM       IDAHO
                                                              INTERMEDIATE   TERM    MUNICIPAL  MUNICIPAL   MUNICIPAL
                                           EQUITY    BALANCED   TERM BOND    BOND      BOND       BOND        BOND
                                            FUND       FUND       FUND       FUND      FUND       FUND        FUND
                                           ======    ======== ============   ====    =========  =========   ==========
INCOME:
   Dividend Income                         $ 1,416    $   828    $   --     $   --     $ --     $   --      $   --
   Interest Income                             136      2,005     4,776      2,000      479        895       1,743
                                           -------    -------    ------     ------     ----     ------      ------
      Total Income                           1,552      2,833     4,776      2,000      479        895       1,743
                                           -------    -------    ------     ------     ----     ------      ------
EXPENSES:
   Administrative Fees                         185        161       140         61       50         50          64
   Less: Waiver of Administrative Fees          --         --        --         --      (29)       (16)         --
   Investment Advisory Fees                    686        595       419        184       63        102         192
   Less: Waiver of Investment
      Advisory Fees                           (119)      (101)     (105)       (62)     (45)       (49)        (95)
   Custodian/Transfer Agent Fees                29         27        27         24       22         23          25
   Professional Fees                            27         18        20          8        3          5          17
   Pricing Fees                                  2          2         2          1        2          3           3
   Registration & Filing Fees                    3          1         6          6       10          6          19
   Printing Fees                                13         11         9          4        1          2           7
   Trustee Fees                                  4          4         3          2        1          1           2
   Distribution Fees (1)                         6          4         3         --       --         10          11
   Interest Expense                              3         --        --         --       --         --          --
   Amortization of Deferred
      Organizational Costs                       4          4         2          3        1          1           6
                                           -------    -------    ------     ------     ----     ------      ------
   Total Expenses                              843        726       526        231       79        138         251
                                           -------    -------    ------     ------     ----     ------      ------
   Net Income                                  709      2,107     4,250      1,769      400        757       1,492
                                           -------    -------    ------     ------     ----     ------      ------
   Net Realized Gain (Loss) on
      Investments                            8,550      5,239      (254)      (148)      47         15         458
   Net Change in Unrealized
      Appreciation/(Depreciation)
      of Investments                        28,634     16,199     2,054        206       (9)     1,085       1,772
                                           -------    -------    ------     ------     ----     ------      ------
   Net Realized and Unrealized Gain
      on Investments                        37,184     21,438     1,800         58       38      1,100       2,230
                                           -------    -------    ------     ------     ----     ------      ------
   Increase in Net Assets Resulting
      from Operations                      $37,893    $23,545    $6,050     $1,827     $438     $1,857      $3,722
                                           =======    =======    ======     ======     ====     ======      ======

(1) ALL DISTRIBUTION FEES ARE INCURRED IN RETAIL CLASS A.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST

Statements of Changes in Net Assets (000)
FOR THE SIX MONTH PERIOD ENDED JULY 31, 1997 (UNAUDITED) AND THE YEAR ENDED JANUARY 31, 1997.
--------------------------------------------------------------------------------

                                                                 EQUITY                    BALANCED                 INTERMEDIATE
                                                                  FUND                       FUND                  TERM BOND FUND
                                                            =================          ==================         =================
                                                            2/1/97    2/1/96           2/1/97     2/1/96          2/1/97    2/1/96
                                                              TO        TO               TO         TO              TO        TO
                                                            7/31/97   1/31/97          7/31/97    1/31/97         7/31/97   1/31/97
                                                            -------   -------          -------    -------         -------   -------
INVESTMENT ACTIVITIES:
   Net Investment Income                                   $    709  $  1,328         $  2,107  $  4,368         $ 4,250    $ 7,450
   Net Realized Gain (Loss) on Investments                    8,550    20,025            5,239     9,456            (254)      (558)
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments             28,634     9,415           16,199     3,898           2,054     (4,069)
                                                           --------  --------         --------  --------        --------   --------
Increase in Net Assets
   Resulting From Operations                                 37,893    30,768           23,545    17,722           6,050      2,823
                                                           --------  --------         --------  --------        --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                      (636)   (1,384)          (1,972)   (4,369)         (4,178)    (7,349)
      Retail Class A                                            (11)      (20)             (33)      (64)            (72)      (101)
   Capital Gains:
      Institutional Class                                        --   (11,493)              --    (9,727)             --         --
      Retail Class A                                             --      (261)              --      (166)             --         --
                                                           --------  --------         --------  --------        --------   --------
Total Distributions                                            (647)  (13,158)          (2,005)  (14,326)         (4,250)    (7,450)
                                                           --------  --------         --------  --------        --------   --------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                            12,088    30,191            6,787    14,417          21,816     42,280
      Reinvestment of Cash Distributions                        178     3,338            1,971    14,012             769      1,500
      Cost of Shares Redeemed                               (21,480)  (24,484)         (10,607)  (22,812)        (12,846)   (19,835)
                                                           --------  --------         --------  --------        --------   --------
Total Institutional Class Transactions                       (9,214)    9,045           (1,849)    5,617           9,739     23,945
                                                           --------  --------         --------  --------        --------   --------
   Retail Class A:
      Proceeds from Shares Issued                             2,150     2,796              269     1,788              80      2,819
      Reinvestment of Cash Distributions                         10       254               33       225              67         82
      Cost of Shares Redeemed                                (1,487)   (1,098)            (261)     (857)           (601)    (1,114)
                                                           --------  --------         --------  --------        --------   --------
Total Retail Class A Transactions                               673     1,952               41     1,156            (454)     1,787
                                                           --------  --------         --------  --------        --------   --------
Net Increase (Decrease) in Net
   Assets from Share Transactions                            (8,541)   10,997           (1,808)    6,773           9,285     25,732
                                                           --------  --------         --------  --------        --------   --------
Total Increase (Decrease) in Net Assets                      28,705    28,607           19,732    10,169          11,085     21,105
NET ASSETS:
   Beginning of Period                                      181,333   152,726          159,190   149,021         137,375    116,270
                                                           --------  --------         --------  --------        --------   --------
   End of Period                                           $210,038  $181,333         $178,922  $159,190        $148,460   $137,375
                                                           ========  ========         ========  ========        ========   ========
SHARES ISSUED AND REDEEMED:
   Institutional Class
      Shares Issued                                             816     2,308              548     1,240           2,112      4,075
      Shares Issued in Lieu of Cash Distributions                12       253              163     1,201              74        145
      Shares Redeemed                                        (1,442)   (1,871)            (861)   (1,931)         (1,246)    (1,919)
                                                           --------  --------         --------  --------        --------   --------
Total Institutional Class Share Transactions                   (614)      690             (150)      510             940      2,301
                                                           --------  --------         --------  --------        --------   --------
   Retail Class A
      Shares Issued                                             143       216               21       152               8        273
      Shares Issued in Lieu of Cash Distributions                 1        19                3        19               6          8
      Shares Redeemed                                          (100)      (83)             (21)      (73)            (58)      (107)
                                                           --------  --------         --------  --------        --------   --------
Total Retail Class A Share Transactions                          44       152                3        98             (44)       174
                                                           --------  --------         --------  --------        --------   --------
Net Increase (Decrease) in Share Transactions                  (570)      842             (147)      608             896      2,475
                                                           ========  ========         ========  ========        ========   ========



                                                                  SHORT TERM              SHORT TERM                IDAHO
                                                                   BOND FUND          MUNICIPAL BOND FUND      MUNICIPAL BOND
                                                               ==================     ===================    ====================
                                                               2/1/97     2/1/96      2/1/97     2/1/96      2/1/97      2/1/96
                                                                 TO         TO          TO         TO          TO          TO
                                                               7/31/97    1/31/97     7/31/97    1/31/97     7/31/97     1/31/97
                                                               -------    -------     -------    -------     -------     -------
INVESTMENT ACTIVITIES:
   Net Investment Income                                     $  1,769   $  4,266      $   400    $ 1,034    $   757     $ 1,303
   Net Realized Gain (Loss) on Investments                       (148)       (40)          47        130         15         151
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments                  206     (1,241)          (9)      (441)     1,085      (1,032)
                                                             --------   --------      -------    -------    -------     -------
Increase in Net Assets
   Resulting From Operations                                    1,827      2,985          438        723      1,857         422
                                                             --------   --------      -------    -------    -------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                      (1,761)    (4,239)        (397)    (1,031)      (574)     (1,190)
      Retail Class A                                               (8)       (27)          (4)        (8)      (183)       (119)
   Capital Gains:
      Institutional Class                                          --         --           --       (152)        --        (158)
      Retail Class A                                               --         --           --         (2)        --         (17)
                                                             --------   --------      -------    -------    -------     -------
Total Distributions                                            (1,769)    (4,266)        (401)    (1,193)      (757)     (1,484)
                                                             --------   --------      -------    -------    -------     -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                               7,433     23,170        1,488      2,746      2,622       7,141
      Reinvestment of Cash Distributions                          573      1,276            4          3         14          15
      Cost of Shares Redeemed                                 (19,561)   (33,471)      (3,090)   (11,740)    (5,157)     (4,601)
                                                             --------   --------      -------    -------    -------     -------
Total Institutional Class Transactions                        (11,555)    (9,025)      (1,598)    (8,991)    (2,521)      2,555
                                                             --------   --------      -------    -------    -------     -------
   Retail Class A:
      Proceeds from Shares Issued                                  30        789           46         53      4,618       4,886
      Reinvestment of Cash Distributions                            4          6            4         10        168         130
      Cost of Shares Redeemed                                    (342)      (389)         (39)       (44)      (720)     (2,529)
                                                             --------   --------      -------    -------    -------     -------
Total Retail Class A Transactions                                (308)       406           11         19      4,066       2,487
                                                             --------   --------      -------    -------    -------     -------
Net Increase (Decrease) in Net
   Assets from Share Transactions                             (11,863)    (8,619)      (1,587)    (8,972)     1,545       5,042
                                                             --------   --------      -------    -------    -------     -------
Total Increase (Decrease) in Net Assets                       (11,805)    (9,900)      (1,550)    (9,442)     2,645       3,980
NET ASSETS:
   Beginning of Period                                         65,771     75,671       22,074     31,516     32,962      28,982
                                                             --------   --------      -------    -------    -------     -------
   End of Period                                             $ 53,966   $ 65,771      $20,524    $22,074    $35,607     $32,962
                                                             ========   ========      =======    =======    =======     =======
SHARES ISSUED AND REDEEMED:
   Institutional Class
      Shares Issued                                               745      2,307          148        272        252         683
      Shares Issued in Lieu of Cash Distributions                  57        127            1         --          1           2
      Shares Redeemed                                          (1,960)    (3,334)        (308)    (1,164)      (496)       (440)
                                                             --------   --------      -------    -------    -------     -------
Total Institutional Class Share Transactions                   (1,158)      (900)        (159)      (892)      (243)        245
                                                             --------   --------      -------    -------    -------     -------
   Retail Class A
      Shares Issued                                                 3         78            5          5        444         467
      Shares Issued in Lieu of Cash Distributions                  --          1           --          1         16          12
      Shares Redeemed                                             (34)       (39)          (4)        (4)       (69)       (242)
                                                             --------   --------      -------    -------    -------     -------
Total Retail Class A Share Transactions                           (31)        40            1          2        391         237
                                                             --------   --------      -------    -------    -------     -------
Net Increase (Decrease) in Share Transactions                  (1,189)      (860)        (158)      (890)       148         482
                                                             ========   ========      =======    =======    =======     =======


                                                                   MUNICIPAL
                                                                   BOND FUND
                                                              ===================
                                                              2/1/97   11/1/96(1)
                                                                TO         TO
                                                              7/31/97    1/31/97
                                                              -------  ----------
INVESTMENT ACTIVITIES:
   Net Investment Income                                     $ 1,492    $   626
   Net Realized Gain (Loss) on Investments                       458         10
   Net Change in Unrealized
      Appreciation (Depreciation) of Investments               1,772         14
                                                             -------    -------
Increase in Net Assets
   Resulting From Operations                                   3,722        650
                                                             -------    -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Institutional Class                                     (1,294)      (605)
      Retail Class A                                            (197)       (21)
   Capital Gains:
      Institutional Class                                         --         --
      Retail Class A                                              --         --
                                                             -------    -------
Total Distributions                                           (1,491)      (626)
                                                             -------    -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
      Proceeds from Shares Issued                              8,835     57,201
      Reinvestment of Cash Distributions                           1         --
      Cost of Shares Redeemed                                 (3,490)    (4,154)
                                                             -------    -------
Total Institutional Class Transactions                         5,346     53,047
                                                             -------    -------
   Retail Class A:
      Proceeds from Shares Issued                              6,626      5,553
      Reinvestment of Cash Distributions                         197         21
      Cost of Shares Redeemed                                 (2,273)      (683)
                                                             -------    -------
Total Retail Class A Transactions                              4,550      4,891
                                                             -------    -------
Net Increase (Decrease) in Net
   Assets from Share Transactions                              9,896     57,938
                                                             -------    -------
Total Increase (Decrease) in Net Assets                       12,127     57,962
NET ASSETS:
   Beginning of Period                                        57,962         --
                                                             -------    -------
   End of Period                                             $70,089    $57,962
                                                             =======    =======
SHARES ISSUED AND REDEEMED:
   Institutional Class
      Shares Issued                                              882      5,709
      Shares Issued in Lieu of Cash Distributions                 --         --
      Shares Redeemed                                           (348)      (413)
                                                             -------    -------
Total Institutional Class Share Transactions                     534      5,296
                                                             -------    -------
   Retail Class A
      Shares Issued                                              662        555
      Shares Issued in Lieu of Cash Distributions                 20          2
      Shares Redeemed                                           (228)       (68)
                                                             -------    -------
Total Retail Class A Share Transactions                          454        489
                                                             -------    -------
Net Increase (Decrease) in Share Transactions                    988      5,785
                                                             =======    =======

(1) COMMENCED OPERATIONS ON NOVEMBER 1, 1996.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32 & 33

Financial Highlights
(UNAUDITED)
-------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period or Year


                          NET
                         ASSET               DISTRIBUTIONS  DISTRIBUTIONS  REALIZED AND      NET                     NET
                         VALUE,       NET      FROM NET         FROM        UNREALIZED    ASSET VALUE,           ASSETS, END
                       BEGINNING  INVESTMENT  INVESTMENT       CAPITAL     GAINS (LOSSES)    END         TOTAL    OF PERIOD
                       OF PERIOD    INCOME      INCOME          GAINS      ON INVESTMENTS  OF PERIOD     RETURN+    (000)
                       ---------  ---------- -------------  -------------  -------------- ------------   ------- -----------
EQUITY FUND
===========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997         $14.03     0.06        (0.05)           --            2.96        $17.00        21.61%*  $204,314
For the years ended
   January 31, 1997      $12.64     0.11        (0.11)         (0.94)          2.33        $14.03        20.00%   $177,234
   January 31, 1996      $10.24     0.17        (0.17)         (0.72)          3.12        $12.64        32.55%   $150,957
For the period ended
   January 31, 1995(1)** $10.00     0.01          --             --            0.23        $10.24         2.40%*  $ 97,052
RETAIL CLASS A:
For the six months ended
   July 31, 1997         $14.04     0.04        (0.04)           --            2.97        $17.01        21.45%*  $  5,724
For the year ended
   January 31, 1997      $12.65     0.08        (0.08)         (0.94)          2.33        $14.04        19.72%   $  4,099
For the period ended
   January 31, 1996(2)** $10.52     0.14        (0.15)         (0.72)          2.86        $12.65        32.34%*  $  1,769

BALANCED FUND
=============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997         $12.01     0.16        (0.15)           --            1.63        $13.65        15.10%*  $175,614
For the years ended
   January 31, 1997      $11.79     0.34        (0.35)         (0.78)          1.01        $12.01        12.03%   $156,315
   January 31, 1996      $10.20     0.39        (0.39)         (0.42)          2.01        $11.79        24.15%   $147,357
For the period ended
   January 31, 1995(1)** $10.00     0.04           --            --            0.16        $10.20         2.00%*  $112,896
RETAIL CLASS A:
For the six months ended
   July 31, 1997         $12.00     0.15        (0.14)           --            1.63        $13.64        14.97%*  $  3,308
For the year ended
   January 31, 1997      $11.78     0.31        (0.32)         (0.78)          1.01        $12.00        11.81%   $  2,875
For the period ended
   January 31, 1996(2)** $10.34     0.32        (0.31)         (0.42)          1.85        $11.78        23.88%*  $  1,664


                                       RATIO                RATIO OF
                                    OF EXPENSES            NET INCOME
                           RATIO    TO AVERAGE   RATIO OF  TO AVERAGE
                        OF EXPENSES NET ASSETS  NET INCOME NET ASSETS  PORTFOLIO  AVERAGE
                        TO AVERAGE  (EXCLUDING  TO AVERAGE (EXCLUDING  TURNOVER  COMMISSION
                        NET ASSETS    WAIVERS)  NET ASSETS   WAIVERS)     RATE     RATE(5)
                        ----------- ----------- ----------  ---------- --------- ----------
EQUITY FUND
===========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997          0.90%       1.00%       0.77%       0.67%      18.44%   $0.0604
For the years ended
   January 31, 1997       0.90%       1.07%       0.81%       0.64%      97.14%   $0.0603
   January 31, 1996       0.90%       1.14%       1.43%       1.19%     103.85%     n/a
For the period ended
   January 31, 1995(1)**  0.90%       1.26%       1.22%       0.86%       6.03%     n/a
RETAIL CLASS A:
For the six months ended
   July 31, 1997          1.15%       1.25%       0.51%       0.41%      18.44%   $0.0604
For the year ended
   January 31, 1997       1.15%       1.31%       0.52%       0.36%      97.14%   $0.0603
For the period ended
   January 31, 1996(2)**  1.15%       1.37%       0.99%       0.77%     103.85%     n/a

BALANCED FUND
=============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997          0.90%       1.02%       2.62%       2.50%      15.36%   $0.0600
For the years ended
   January 31, 1997       0.90%       1.07%       2.90%       2.73%      68.11%   $0.0601
   January 31, 1996       0.90%       1.14%       3.48%       3.24%      59.74%     n/a
For the period ended
   January 31, 1995(1)**  0.90%       1.26%       3.61%       3.25%       1.70%     n/a
RETAIL CLASS A:
For the six months ended
   July 31, 1997          1.15%       1.27%       2.38%       2.26%      15.36%   $0.0600
For the year ended
   January 31, 1997       1.15%       1.32%       2.64%       2.47%      68.11%   $0.0601
For the period ended
   January 31, 1996(2)**  1.15%       1.38%       3.06%       2.83%      59.74%     n/a

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     THE ACHIEVEMENT FUNDS TRUST
--------------------------------------------------------------------------------

                         NET
                        ASSET               DISTRIBUTIONS  DISTRIBUTIONS  REALIZED AND      NET                     NET
                        VALUE,       NET      FROM NET         FROM        UNREALIZED    ASSET VALUE,           ASSETS, END
                      BEGINNING  INVESTMENT  INVESTMENT       CAPITAL     GAINS (LOSSES)    END         TOTAL    OF PERIOD
                      OF PERIOD    INCOME      INCOME         GAINS       ON INVESTMENTS  OF PERIOD     RETURN+    (000)
                      ---------  ---------- -------------  -------------  -------------- ------------   ------- -----------
INTERMEDIATE TERM
BOND FUND
=================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997         $10.37    0.31       (0.31)          --              0.13        $10.50         4.35%*  $146,161
For the years ended
   January 31, 1997      $10.79    0.62       (0.62)          --             (0.42)       $10.37         2.06%   $134,645
   January 31, 1996      $10.09    0.71       (0.70)          --              0.69        $10.79        13.62%   $115,307
For the period ended
   January 31, 1995(1)** $10.00    0.05       (0.06)          --              0.10        $10.09         1.54%*  $ 65,633
RETAIL CLASS A:
For the six months ended
   July 31, 1997         $10.40    0.30       (0.30)          --              0.13        $10.53         4.23%*  $  2,299
For the year ended
   January 31, 1997      $10.82    0.60       (0.60)          --             (0.42)       $10.40         1.80%   $  2,730
For the period ended
   January 31, 1996(2)** $10.16    0.56       (0.55)          --              0.65        $10.82        13.49%*  $    963

SHORT TERM
BOND FUND
==========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997         $10.01    0.28       (0.28)          --              0.01        $10.02         2.99%*  $ 53,832
For the years ended
   January 31, 1997      $10.18    0.60       (0.60)          --             (0.17)       $10.01         4.40%   $ 65,328
   January 31, 1996      $10.02    0.67       (0.65)          --              0.14        $10.18         7.80%   $ 75,632
For the period ended
   January 31, 1995(1)** $10.00    0.04       (0.06)          --              0.04        $10.02         0.79%*  $ 70,380
RETAIL CLASS A:
For the six months ended
   July 31, 1997         $10.00    0.27       (0.27)          --              0.02        $10.02         2.99%*  $    134
For the year ended
   January 31, 1997      $10.18    0.57       (0.58)          --             (0.17)       $10.00         4.04%   $    443
For the period ended
   January 31, 1996(2)** $10.03    0.53       (0.52)          --              0.14        $10.18         7.55%*  $     39



                                       RATIO                RATIO OF
                                    OF EXPENSES            NET INCOME
                           RATIO    TO AVERAGE   RATIO OF  TO AVERAGE
                        OF EXPENSES NET ASSETS  NET INCOME NET ASSETS  PORTFOLIO
                        TO AVERAGE  (EXCLUDING  TO AVERAGE (EXCLUDING  TURNOVER
                        NET ASSETS    WAIVERS)  NET ASSETS   WAIVERS)     RATE
                        ----------- ----------- ----------  ---------- ---------
INTERMEDIATE TERM
BOND FUND
=================
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997           0.75%      0.87%       6.09%        5.97%    14.22%
For the years ended
   January 31, 1997        0.75%      0.95%       6.02%        5.82%    21.23%
   January 31, 1996        0.75%      1.02%       6.14%        5.87%    85.16%
For the period ended
   January 31, 1995(1)**   0.75%      1.13%       5.60%        5.22%    10.57%
RETAIL CLASS A:
For the six months ended
   July 31, 1997           1.00%      1.12%       5.84%        5.72%    14.22%
For the year ended
   January 31, 1997        1.00%      1.18%       5.76%        5.58%    21.23%
For the period ended
   January 31, 1996(2)**   1.00%      1.26%       5.74%        5.48%    85.16%

SHORT TERM
BOND FUND
==========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997           0.75%      0.95%       5.76%        5.56%    18.98%
For the years ended
   January 31, 1997        0.75%      0.96%       6.00%        5.79%    40.80%
   January 31, 1996        0.75%      0.99%       6.11%        5.87%    83.64%
For the period ended
   January 31, 1995(1)**   0.75%      1.13%       4.21%        3.83%    11.95%
RETAIL CLASS A:
For the six months ended
   July 31, 1997           1.00%      1.20%       5.52%        5.32%    18.98%
For the year ended
   January 31, 1997        1.00%      1.20%       5.74%        5.54%    40.80%
For the period ended
   January 31, 1996(2)**   1.00%      1.23%       5.75%        5.52%    83.64%

*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
**  RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+   RETURNS DO NOT REFLECT ANY SALES LOAD THAT MAY BE APPLICABLE.
(1) COMMENCED OPERATIONS ON DECEMBER 28, 1994.
(2) COMMENCED OPERATIONS ON MARCH 6, 1995.
(3) COMMENCED OPERATIONS ON NOVEMBER 1, 1996.
(4) COMMENCED OPERATIONS ON NOVEMBER 4, 1996.
(5) AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Financial Highlights
(UNAUDITED)

-------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period or Year

                         NET
                        ASSET               DISTRIBUTIONS  DISTRIBUTIONS  REALIZED AND      NET                     NET
                        VALUE,       NET      FROM NET         FROM        UNREALIZED    ASSET VALUE,           ASSETS, END
                      BEGINNING  INVESTMENT  INVESTMENT       CAPITAL        GAINS          END         TOTAL    OF PERIOD
                      OF PERIOD    INCOME      INCOME         GAINS       ON INVESTMENTS  OF PERIOD     RETURN+    (000)
                      ---------  ---------- -------------  -------------  -------------- ------------   ------- -----------
SHORT TERM
MUNICIPAL
BOND FUND
==========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997         $10.03    0.19        (0.19)          --              0.02         $10.10      2.12%*    $20,284
For the years ended
   January 31, 1997      $10.23    0.39        (0.39)         (0.07)          (0.08)        $10.08      3.03%     $21,846
   January 31, 1996      $10.01    0.43        (0.42)         (0.05)           0.26         $10.23      6.71%     $31,304
For the period ended
   January 31, 1995(1)** $10.00    0.03        (0.03)          --              0.01         $10.01      0.43%*    $33,682
RETAIL CLASS A:
For the six months ended
   July 31, 1997         $10.10    0.18        (0.18)          --              0.02         $10.12      1.98%*    $   240
For the year ended
   January 31, 1997      $10.25    0.36        (0.36)         (0.07)          (0.08)        $10.10      2.76%     $   228
For the period ended
   January 31, 1996(2)** $10.01    0.33        (0.33)         (0.05)           0.29         $10.25      6.99%*    $   212

IDAHO MUNICIPAL
BOND FUND
===============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997         $10.41    0.23        (0.23)          --              0.32         $10.73      5.41%*    $25,746
For the years ended
   January 31, 1997      $10.80    0.46        (0.46)         (0.06)          (0.33)        $10.41      1.31%     $27,487
   January 31, 1996      $10.13    0.52        (0.51)         (0.12)           0.78         $10.80     12.68%     $25,873
For the period ended
   January 31, 1995(1)** $10.00    0.04        (0.04)          --              0.13         $10.13      1.74%*    $25,894
RETAIL CLASS A:
For the six months ended
   July 31, 1997         $10.44    0.22        (0.22)          --              0.33         $10.77      5.38%*    $ 9,861
For the year ended
   January 31, 1997      $10.83    0.44        (0.44)         (0.06)          (0.33)        $10.44      1.05%     $ 5,475
For the period ended
   January 31, 1996(2)** $10.21    0.41        (0.40)         (0.12)           0.73         $10.83     12.60%*    $ 3,109

MUNICIPAL
BOND FUND
=========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997         $10.02    0.23        (0.23)          --              0.33         $10.35      5.72%*    $60,333
For the period ended
   January 31, 1997(3)** $10.00    0.12        (0.12)          --              0.02         $10.02      1.34%*    $53,067
RETAIL CLASS A:
For the six months ended
   July 31, 1997         $10.01    0.23        (0.23)          --              0.33         $10.34      5.64%*    $ 9,756
For the period ended
   January 31, 1997(4)** $10.01    0.15        (0.15)          --               --          $10.01      1.48%*    $ 4,895


                                      RATIO                RATIO OF
                                   OF EXPENSES            NET INCOME
                          RATIO    TO AVERAGE   RATIO OF  TO AVERAGE
                       OF EXPENSES NET ASSETS  NET INCOME NET ASSETS  PORTFOLIO
                       TO AVERAGE  (EXCLUDING  TO AVERAGE (EXCLUDING  TURNOVER
                       NET ASSETS    WAIVERS)  NET ASSETS   WAIVERS)     RATE
                       ----------- ----------- ----------  ---------- ---------
SHORT TERM
MUNICIPAL
BOND FUND
==========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997         0.75%         1.31%      3.81%       3.25%    36.49%
For the years ended
   January 31, 1997      0.75%         1.26%      3.79%       3.28%    41.11%
   January 31, 1996      0.75%         1.30%      3.88%       3.33%   114.09%
For the period ended
   January 31, 1995(1)** 0.75%         1.26%      3.67%       3.16%    11.80%
RETAIL CLASS A:
For the six months ended
   July 31, 1997         1.00%         1.56%      3.56%       3.00%    36.49%
For the year ended
   January 31, 1997      1.00%         1.51%      3.56%       3.05%    41.11%
For the period ended
   January 31, 1996(2)** 1.00%         1.54%      3.49%       2.95%   114.09%

IDAHO MUNICIPAL
BOND FUND
===============
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997          0.75%        1.14%      4.52%       4.13%     9.06%
For the years ended
   January 31, 1997       0.75%        1.24%      4.40%       3.91%    29.13%
   January 31, 1996       0.75%        1.35%      4.52%       3.92%    58.94%
For the period ended
   January 31, 1995(1)**  0.75%        1.38%      4.21%       3.58%     5.66%
RETAIL CLASS A:
For the six months ended
   July 31, 1997          1.00%        1.38%      4.28%       3.90%     9.06%
For the year ended
   January 31, 1997       1.00%        1.47%      4.15%       3.68%    29.13%
For the period ended
   January 31, 1996(2)**  1.00%        1.58%      4.18%       3.60%    58.94%

MUNICIPAL
BOND FUND
=========
INSTITUTIONAL CLASS:
For the six months ended
   July 31, 1997          0.75%        1.05%      4.69%       4.39%    49.69%
For the period ended
   January 31, 1997(3)**  0.75%        1.07%      4.58%       4.26%    19.21%
RETAIL CLASS A:
For the six months ended
   July 31, 1997          1.00%        1.30%      4.45%       4.15%    49.69%
For the period ended
   January 31, 1997(4)**  1.00%        1.29%      4.35%       4.06%    19.21%

*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
**  RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+   RETURNS DO NOT REFLECT ANY SALES LOAD THAT MAY BE APPLICABLE.
(1) COMMENCED OPERATIONS ON DECEMBER 28, 1994.
(2) COMMENCED OPERATIONS ON MARCH 6, 1995.
(3) COMMENCED OPERATIONS ON NOVEMBER 1, 1996.
(4) COMMENCED OPERATIONS ON NOVEMBER 4, 1996.
(5) AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JULY 31, 1997 (UNAUDITED)                            THE ACHIEVEMENT FUNDS TRUST
Notes to Financial Statements

1. ORGANIZATION
================================================================================
     The Achievement Funds Trust (the "Trust"), formerly the FSB Funds, was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated December 16, 1988, which agreement was amended and restated on October 7, 1994 and further amended on December 1, 1994.

     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of a series of seven funds (the "Funds") which includes the Equity Fund and the Balanced Fund (the "Stock Funds") and the Intermediate Term Bond Fund, the Short Term Bond Fund, the Short Term Municipal Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund (the "Bond Funds"). The Funds' prospectus provides a description of each Fund's investment objective, policies and strategies. The Trust is registered to offer two classes of shares, Institutional and Retail Class A. The Trust's declaration of trust permits the Board of Trustees to create additional funds in the future. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES
================================================================================
     The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Option contracts are valued at the last quoted bid price as quoted on the primary exchange or board of trade which such option contracts are stated. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. For the Equity Fund, the Balanced Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund, costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion of the purchase discounts during the respective holding period, which is calculated using the effective interest method. For the Short Term Municipal Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund, costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-date.

                                                                     (CONTINUED)

JULY 31, 1997 (UNAUDITED)
Notes to Financial Statements (CONTINUED)

OPTIONS TRANSACTIONS -- In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Equity Fund and the Balanced Fund may write covered call options. A risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the underlying security increases. The Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds of the sale are increased by the amount of original premium received.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid on a quarterly basis for the Equity Fund. The Balanced Fund declares and pays its dividend on a monthly basis. The Bond Funds declare dividends on a daily basis and pays them on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Income distributions and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified for book purposes. As of January 31, 1997, $36,646 and $257,676 have been reclassified in the Equity Fund and the Balanced Fund, respectively, from undistributed net investment income to accumulated net realized gain. These reclassifications have no effect on net assets or net assets per share.

FEDERAL INCOME TAXES -- It is the Trust's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

ORGANIZATION COSTS -- Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES
================================================================================
     Pursuant to an investment advisory agreement dated December 27, 1994, investment advisory services are provided to the Funds by First Security Investment Management, Inc. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Stock Funds and 0.60% of the average

                                                     THE ACHIEVEMENT FUNDS TRUST

daily net assets of the Bond Funds. Such fee is computed daily and paid monthly. During the year ended July 31, 1997, the Adviser voluntarily waived a portion of its fees in order to limit operating expenses.

     The Trust and CoreStates Bank (the "Custodian") are parties to a custodial agreement dated December 27, 1994, under which the Custodian holds cash, securities and other assets of the Trust, as required by the Investment Company Act of 1940. In its capacity as custodian to the Trust, the Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
================================================================================
     Pursuant to an administrative agreement dated December 27, 1994, SEI Fund Resources ("SFR") acts as the Trust's Administrator. Under the terms of such an agreement, SFR is entitled to receive an annual fee of 0.20% of the average daily net assets of the Equity Fund, Balanced Fund, Intermediate Term Bond Fund, Short Term Bond Fund and the Municipal Bond Fund. The Administrator is entitled to a fee from the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund in an amount equal to the greater of 0.20% of their daily net assets or $100,000 per annum. The Administrator has voluntarily agreed to waive a portion of its fee for the period ended July 31, 1997 for the Short Term Municipal Bond Fund and the Idaho Municipal Bond Fund in order to limit operating expenses.

     Pursuant to an agreement dated December 27, 1994, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Trust.

     SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated December 27, 1994. The Distributor receives no fee for its services in connection with distribution of the Institutional shares. The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Retail Class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides for the payment by the Trust to the Distributor of up to .25% of the average daily net assets of the Retail Class A shares.

     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

                                                                     (CONTINUED)

JULY 31, 1997 (UNAUDITED)

5. INVESTMENT TRANSACTIONS
================================================================================

     The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended July 31, 1997, are presented below for the Funds. On July 31, 1997 the total cost of securities and the net realized gains and losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at July 31, 1997 for each Fund is as follows:

FUND INVESTMENT TRANSACTIONS (000)

                                                                                 SHORT TERM     IDAHO
                                                     INTERMEDIATE      SHORT      MUNICIPAL    MUNICIPAL  MUNICIPAL
                               EQUITY     BALANCED     TERM BOND     TERM BOND      BOND         BOND       BOND
                                FUND        FUND         FUND          FUND         FUND         FUND       FUND
                               ======     ========   ============    =========    =========    =========  =========
Purchases
   U.S. Government
      Securities               $     --    $    --      $11,144       $ 3,995        $  --      $    --    $    --
   Other                         33,724     24,048       13,094         7,065        7,456        6,504     41,548
Sales
   U.S. Government
      Securities                     --      4,629       14,086        10,072           --           --         --
   Other                         37,637     25,458        5,018        15,000        9,062        2,971     31,056
Aggregate gross
   unrealized gain               64,575     39,450        2,431           133          153        1,455      1,796
Aggregate gross

   unrealized loss                 (834)      (478)        (718)         (139)         (18)          --        (10)
                               --------    -------      -------       -------        -----      -------    -------
Net unrealized gain (loss)     $ 63,741    $38,972      $ 1,713       $    (6)       $ 135      $ 1,455    $ 1,786
                               ========    =======      =======       =======        =====      =======    =======

     At January 31, 1997, the Intermediate Term Bond Fund and the Short Term Bond Fund had capital loss carryforwards for federal tax purposes. The losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Such capital loss carryforwards will expire as listed below:

                                        INTERMEDIATE           SHORT
                                          TERM BOND          TERM BOND
                                            FUND               FUND
                                        ============         =========
Carryforwards to Expire in 2004           $1,567,931         $2,034,615
Carryforwards to Expire in 2005              519,195              8,234

                                                     THE ACHIEVEMENT FUNDS TRUST

6. CONCENTRATION OF CREDIT RISK
================================================================================
     The Short Term Municipal Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund invest in debt instruments of municipal issuers. The issuer's ability to meet their obligations may be affected by economic developments in a specific state or region. The Idaho Municipal Bond Fund invests primarily in obligations of municipalities located in Idaho. The Short Term Municipal Bond Fund, the Idaho Municipal Bond Fund and the Municipal Bond Fund invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At July 31, 1997, the percentage of total value of investments by each revenue source was as follows:

                           SHORT TERM             IDAHO
                            MUNICIPAL           MUNICIPAL          MUNICIPAL
                            BOND FUND           BOND FUND          BOND FUND
                           ==========           =========          =========
Cash Equivalents                2%                   1%                 4%
Education Bonds                 8%                   6%                 7%
General Obligation             60%                  75%                37%
Hospital Bonds                  2%                   3%                 6%
Housing Bonds                   1%                   4%                22%
Public Facility Bonds           5%                   5%                 3%
Other Revenue Bonds             7%                   3%                10%
Transportation Bonds            5%                  --                  2%
Utility Bonds                  10%                   3%                 9%
                              ----                 ----               ----
                              100%                 100%               100%
                              ====                 ====               ====

                                                                     (CONTINUED)

JULY 31, 1997 (UNAUDITED)
Notes to Financial Statements (CONTINUED)

     Many municipalities insure their obligations with insurance underwritten by insurance companies that undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At July 31, 1997, 47%, 61% and 46% of the total value of the Short Term Municipal Bond Fund, Idaho Municipal Bond Fund and the Municipal Bond Fund, respectively, were insured or had credit enhancements.
     The ratings of debt holdings by Standard & Poor's or Moody's as a percentage of total value of investments at July 31, 1997 are as follows:

                                                                         IDAHO
                                                      SHORT TERM        MUNICIPAL    MUNICIPAL
               INTERMEDIATE TERM     SHORT TERM     MUNICIPAL BOND        BOND         BOND
                   BOND FUND          BOND FUND          FUND             FUND         FUND
               =================     ==========     ==============      =========    ==========
AAA                    67%                34%             51%              68%           45%
AA+                    --                 --               8%              --             6%
AA                      2%                --              19%               8%           27%
AA-                     4%                 5%              7%               5%            5%
A+                      6%                33%              3%               1%            3%
A                      13%                22%              7%               7%            5%
A-                      4%                 6%              2%              11%            2%
BBB+                    3%                --              --               --             4%
BBB                     1%                --              --               --             1%
BBB-                   --                 --              --               --             1%
Not rated              --                 --               3%              --             1%
                      ----               ----            ----             ----          ----
                      100%               100%            100%             100%          100%
                      ====               ====            ====             ====          ====

7. LINE OF CREDIT
================================================================================
Pursuant to a credit agreement dated October 10, 1996, as amended, Morgan Guaranty Trust Company of New York provides revolving credit loans to the Funds for short-term or emergency purposes, such as funding shareholder redemptions. These loans are for the respective benefit of and repayable from the respective assets of the Funds. The aggregate principal amount over all Funds in the Trust may not exceed $10,000,000. The aggregate amount of all loans outstanding to an individual Fund shall not exceed 5% of the total net assets of that Fund. As of July 31, 1997, none of the Funds had in loans outstanding. For the period ended July 31, 1997, the maximum amount borrowed was $2,500,000, the average outstanding was $77,348, and the daily weighted average interest rate was 8.50%.

--------------------------------------------
The Achievement Funds

BOARD OF TRUSTEES
Frederick A. Moreton, Jr.
Robert G. Love
August Glissmeyer, Jr.
Carl S. Minden
George L. Denton, Jr.
Kent H. Murdock
James H. Gardner
Blaine Huntsman

INVESTMENT ADVISER
First Security Investment Management, Inc.
Salt Lake City, UT 84111

ADMINISTRATOR
SEI Fund Resources
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456

LEGAL COUNSEL
Ballard Spahr Andrews & Ingersoll
Philadelphia, PA 19103

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
Princeton, NJ 08540

CUSTODIAN
CoreStates Bank, N.A.
Philadelphia, PA 19101